FIDELITY ADVISOR
EQUITY INCOME
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

ANNUAL REPORT
NOVEMBER 30, 1998

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE     3   Ned Johnson on investing strategies.

PERFORMANCE             4   How the fund has done over time.

FUND TALK               12  The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES      15  A summary of major shifts in the fund's
                            investments over the past six months.

INVESTMENTS             16  A complete list of the fund's investments
                            with their market values.

FINANCIAL STATEMENTS    25  Statements of assets and liabilities,
                            operations, and changes in net assets,
                            as well as financial highlights.

NOTES                   34  Notes to the financial statements.

REPORT OF INDEPENDENT   43  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS           44

PROXY VOTING RESULTS    46


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company. This report is printed on recycled paper using soy-based inks.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The month of November proved to be a strong one for the stock and bond markets. The Dow Jones Industrial Average reached a record high. Merger activity, which had lulled during the summer correction, has increased significantly. Small-cap stocks posted their third consecutive month of positive returns, as did emerging markets. While bond returns generally were not at the levels of their equity counterparts, they were mostly positive nonetheless.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998          PAST 1  PAST 5   PAST 10
                                         YEAR    YEARS    YEARS

FIDELITY ADV EQUITY INCOME - CL A        13.82%  132.52%  307.65%

FIDELITY ADV EQUITY INCOME - CL A        7.27%   119.15%  284.21%
 (INCL. 5.75% SALES CHARGE)

S&P 500 (registered trademark)           23.66%  181.25%  457.74%

Equity Income Funds Average              10.66%  114.51%  285.26%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 219 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998     PAST 1  PAST 5  PAST 10
                                    YEAR    YEARS   YEARS

FIDELITY ADV EQUITY INCOME - CL A   13.82%  18.38%  15.09%

FIDELITY ADV EQUITY INCOME - CL A   7.27%   16.99%  14.41%
 (INCL. 5.75% SALES CHARGE)

S&P 500                             23.66%  22.98%  18.75%

Equity Income Funds Average         10.66%  16.40%  14.34%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Income -CL A      S&P 500
             00246                       SP001
  1988/11/30       9425.00                    10000.00
  1988/12/31       9493.39                    10175.00
  1989/01/31      10101.72                    10919.81
  1989/02/28      10015.60                    10647.91
  1989/03/31      10214.70                    10896.00
  1989/04/30      10588.84                    11461.51
  1989/05/31      10842.20                    11925.70
  1989/06/30      10886.06                    11857.72
  1989/07/31      11573.60                    12928.47
  1989/08/31      11724.14                    13181.87
  1989/09/30      11572.91                    13127.82
  1989/10/31      10938.41                    12823.26
  1989/11/30      11082.10                    13084.85
  1989/12/31      11243.48                    13398.89
  1990/01/31      10532.51                    12499.82
  1990/02/28      10551.31                    12661.07
  1990/03/31      10551.31                    12996.59
  1990/04/30      10142.94                    12671.68
  1990/05/31      10810.86                    13907.16
  1990/06/30      10762.94                    13812.60
  1990/07/31      10589.50                    13768.40
  1990/08/31       9785.36                    12523.73
  1990/09/30       9045.37                    11913.83
  1990/10/31       8839.80                    11862.60
  1990/11/30       9430.43                    12628.92
  1990/12/31       9638.04                    12981.27
  1991/01/31      10128.45                    13547.25
  1991/02/28      10852.63                    14515.88
  1991/03/31      11025.83                    14867.16
  1991/04/30      11025.57                    14902.84
  1991/05/31      11629.38                    15546.65
  1991/06/30      11095.62                    14834.61
  1991/07/31      11702.84                    15525.90
  1991/08/31      11950.70                    15893.87
  1991/09/30      11888.79                    15628.44
  1991/10/31      12086.87                    15837.86
  1991/11/30      11596.72                    15199.60
  1991/12/31      12511.12                    16938.43
  1992/01/31      12637.07                    16623.37
  1992/02/29      13027.50                    16839.48
  1992/03/31      12815.85                    16511.11
  1992/04/30      13272.62                    16996.54
  1992/05/31      13389.79                    17079.82
  1992/06/30      13240.71                    16825.33
  1992/07/31      13584.62                    17513.49
  1992/08/31      13262.11                    17154.46
  1992/09/30      13348.79                    17356.88
  1992/10/31      13522.21                    17417.63
  1992/11/30      13999.55                    18011.57
  1992/12/31      14348.18                    18233.11
  1993/01/31      14795.65                    18386.27
  1993/02/28      15178.73                    18636.33
  1993/03/31      15671.71                    19029.55
  1993/04/30      15594.89                    18569.04
  1993/05/31      15837.07                    19066.69
  1993/06/30      15991.84                    19121.98
  1993/07/31      16213.27                    19045.49
  1993/08/31      16779.08                    19767.32
  1993/09/30      16667.89                    19615.11
  1993/10/31      16868.04                    20021.14
  1993/11/30      16523.34                    19830.94
  1993/12/31      16934.75                    20070.89
  1994/01/31      17713.11                    20753.30
  1994/02/28      17246.09                    20190.89
  1994/03/31      16507.59                    19310.57
  1994/04/30      17077.59                    19557.74
  1994/05/31      17189.36                    19878.49
  1994/06/30      17076.03                    19391.47
  1994/07/31      17659.82                    20027.51
  1994/08/31      18569.20                    20848.63
  1994/09/30      18253.94                    20337.84
  1994/10/31      18614.52                    20795.44
  1994/11/30      17983.52                    20038.07
  1994/12/31      18028.59                    20335.24
  1995/01/31      18305.06                    20862.53
  1995/02/28      18950.18                    21675.54
  1995/03/31      19562.18                    22315.19
  1995/04/30      20083.68                    22972.37
  1995/05/31      20639.95                    23890.58
  1995/06/30      20930.22                    24445.56
  1995/07/31      21686.46                    25256.17
  1995/08/31      21942.41                    25319.56
  1995/09/30      22616.92                    26388.05
  1995/10/31      22360.17                    26293.84
  1995/11/30      23282.12                    27448.14
  1995/12/31      23896.37                    27976.80
  1996/01/31      24604.73                    28929.13
  1996/02/29      24688.74                    29197.30
  1996/03/31      24869.24                    29478.47
  1996/04/30      25037.93                    29912.98
  1996/05/31      25230.72                    30684.44
  1996/06/30      25086.34                    30801.34
  1996/07/31      24143.79                    29440.54
  1996/08/31      24602.98                    30061.44
  1996/09/30      25473.31                    31753.30
  1996/10/31      25983.26                    32629.06
  1996/11/30      27658.82                    35095.49
  1996/12/31      27353.34                    34400.24
  1997/01/31      28268.04                    36549.57
  1997/02/28      28493.58                    36836.12
  1997/03/31      27360.77                    35322.52
  1997/04/30      28518.10                    37431.28
  1997/05/31      30153.45                    39710.10
  1997/06/30      31637.04                    41489.11
  1997/07/31      33934.71                    44790.40
  1997/08/31      32571.26                    42281.24
  1997/09/30      34275.73                    44596.98
  1997/10/31      32795.93                    43107.44
  1997/11/30      33757.17                    45102.89
  1997/12/31      34424.69                    45877.30
  1998/01/31      34343.00                    46384.71
  1998/02/28      36782.51                    49729.97
  1998/03/31      38450.86                    52276.64
  1998/04/30      38627.43                    52802.54
  1998/05/31      38287.88                    51894.87
  1998/06/30      38737.75                    54002.84
  1998/07/31      38152.26                    53427.71
  1998/08/31      32433.50                    45703.13
  1998/09/30      34012.32                    48630.87
  1998/10/31      36796.63                    52586.51
  1998/11/30      38420.82                    55773.78
IMATRL PRASUN   SHR__CHT 19981130 19981223 142353 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class A on November 30, 1988, and the current 5.75% sales charge was paid. As the chart shows, by November 30, 1998, the value of the investment would have grown to $38,421 - a 284.21% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,774 - a 457.74% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998          PAST 1  PAST 5   PAST 10
                                         YEAR    YEARS    YEARS

FIDELITY ADV EQUITY INCOME - CL T        13.63%  132.45%  307.52%

FIDELITY ADV EQUITY INCOME - CL T        9.65%   124.32%  293.26%
 (INCL. 3.50% SALES CHARGE)

S&P 500                                  23.66%  181.25%  457.74%

Equity Income Funds Average              10.66%  114.51%  285.26%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 219 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998     PAST 1  PAST 5  PAST 10
                                    YEAR    YEARS   YEARS

FIDELITY ADV EQUITY INCOME - CL T   13.63%  18.38%  15.08%

FIDELITY ADV EQUITY INCOME - CL T   9.65%   17.54%  14.67%
 (INCL. 3.50% SALES CHARGE)

S&P 500                             23.66%  22.98%  18.75%

Equity Income Funds Average         10.66%  16.40%  14.34%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Income -CL T      S&P 500
             00280                       SP001
  1988/11/30       9650.00                    10000.00
  1988/12/31       9720.02                    10175.00
  1989/01/31      10342.88                    10919.81
  1989/02/28      10254.70                    10647.91
  1989/03/31      10458.55                    10896.00
  1989/04/30      10841.62                    11461.51
  1989/05/31      11101.03                    11925.70
  1989/06/30      11145.94                    11857.72
  1989/07/31      11849.89                    12928.47
  1989/08/31      12004.02                    13181.87
  1989/09/30      11849.19                    13127.82
  1989/10/31      11199.54                    12823.26
  1989/11/30      11346.66                    13084.85
  1989/12/31      11511.89                    13398.89
  1990/01/31      10783.95                    12499.82
  1990/02/28      10803.20                    12661.07
  1990/03/31      10803.20                    12996.59
  1990/04/30      10385.08                    12671.68
  1990/05/31      11068.95                    13907.16
  1990/06/30      11019.88                    13812.60
  1990/07/31      10842.30                    13768.40
  1990/08/31      10018.96                    12523.73
  1990/09/30       9261.31                    11913.83
  1990/10/31       9050.82                    11862.60
  1990/11/30       9655.56                    12628.92
  1990/12/31       9868.13                    12981.27
  1991/01/31      10370.24                    13547.25
  1991/02/28      11111.71                    14515.88
  1991/03/31      11289.05                    14867.16
  1991/04/30      11288.78                    14902.84
  1991/05/31      11907.01                    15546.65
  1991/06/30      11360.50                    14834.61
  1991/07/31      11982.22                    15525.90
  1991/08/31      12236.00                    15893.87
  1991/09/30      12172.60                    15628.44
  1991/10/31      12375.42                    15837.86
  1991/11/30      11873.57                    15199.60
  1991/12/31      12809.79                    16938.43
  1992/01/31      12938.75                    16623.37
  1992/02/29      13338.50                    16839.48
  1992/03/31      13121.79                    16511.11
  1992/04/30      13589.48                    16996.54
  1992/05/31      13709.44                    17079.82
  1992/06/30      13556.80                    16825.33
  1992/07/31      13908.92                    17513.49
  1992/08/31      13578.72                    17154.46
  1992/09/30      13667.46                    17356.88
  1992/10/31      13845.02                    17417.63
  1992/11/30      14333.75                    18011.57
  1992/12/31      14690.71                    18233.11
  1993/01/31      15148.86                    18386.27
  1993/02/28      15541.09                    18636.33
  1993/03/31      16045.84                    19029.55
  1993/04/30      15967.18                    18569.04
  1993/05/31      16215.14                    19066.69
  1993/06/30      16373.60                    19121.98
  1993/07/31      16600.32                    19045.49
  1993/08/31      17179.64                    19767.32
  1993/09/30      17065.80                    19615.11
  1993/10/31      17270.72                    20021.14
  1993/11/30      16917.79                    19830.94
  1993/12/31      17339.03                    20070.89
  1994/01/31      18135.97                    20753.30
  1994/02/28      17657.80                    20190.89
  1994/03/31      16901.67                    19310.57
  1994/04/30      17485.28                    19557.74
  1994/05/31      17599.71                    19878.49
  1994/06/30      17483.68                    19391.47
  1994/07/31      18081.41                    20027.51
  1994/08/31      19012.50                    20848.63
  1994/09/30      18689.72                    20337.84
  1994/10/31      19058.89                    20795.44
  1994/11/30      18412.83                    20038.07
  1994/12/31      18458.98                    20335.24
  1995/01/31      18742.05                    20862.53
  1995/02/28      19402.57                    21675.54
  1995/03/31      20029.18                    22315.19
  1995/04/30      20563.14                    22972.37
  1995/05/31      21132.69                    23890.58
  1995/06/30      21429.88                    24445.56
  1995/07/31      22204.17                    25256.17
  1995/08/31      22466.24                    25319.56
  1995/09/30      23156.85                    26388.05
  1995/10/31      22893.97                    26293.84
  1995/11/30      23837.93                    27448.14
  1995/12/31      24466.84                    27976.80
  1996/01/31      25192.11                    28929.13
  1996/02/29      25278.13                    29197.30
  1996/03/31      25462.94                    29478.47
  1996/04/30      25635.65                    29912.98
  1996/05/31      25833.04                    30684.44
  1996/06/30      25685.21                    30801.34
  1996/07/31      24720.16                    29440.54
  1996/08/31      25190.32                    30061.44
  1996/09/30      26093.71                    31753.30
  1996/10/31      26627.50                    32629.06
  1996/11/30      28340.60                    35095.49
  1996/12/31      28040.78                    34400.24
  1997/01/31      28974.62                    36549.57
  1997/02/28      29204.88                    36836.12
  1997/03/31      28037.33                    35322.52
  1997/04/30      29230.13                    37431.28
  1997/05/31      30923.14                    39710.10
  1997/06/30      32448.78                    41489.11
  1997/07/31      34789.52                    44790.40
  1997/08/31      33400.51                    42281.24
  1997/09/30      35149.83                    44596.98
  1997/10/31      33628.86                    43107.44
  1997/11/30      34608.47                    45102.89
  1997/12/31      35301.82                    45877.30
  1998/01/31      35218.73                    46384.71
  1998/02/28      37702.81                    49729.97
  1998/03/31      39415.20                    52276.64
  1998/04/30      39581.10                    52802.54
  1998/05/31      39235.47                    51894.87
  1998/06/30      39692.93                    54002.84
  1998/07/31      39083.54                    53427.71
  1998/08/31      33211.32                    45703.13
  1998/09/30      34817.41                    48630.87
  1998/10/31      37674.94                    52586.51
  1998/11/30      39325.64                    55773.78
IMATRL PRASUN   SHR__CHT 19981130 19981223 143832 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class T on November 30, 1988, and the current 3.50% sales charge was paid. As the chart shows, by November 30, 1998, the value of the investment would have grown to $39,326 - a 293.26% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,774 - a 457.74% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, and reflect Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998                 PAST 1  PAST 5   PAST 10
                                                YEAR    YEARS    YEARS

FIDELITY ADV EQUITY INCOME - CL B               13.06%  127.80%  299.37%

FIDELITY ADV EQUITY INCOME - CL B               8.06%   125.80%  299.37%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                         23.66%  181.25%  457.74%

Equity Income Funds Average                     10.66%  114.51%  285.26%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 219 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998             PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

FIDELITY ADV EQUITY INCOME - CL B           13.06%  17.90%  14.85%

FIDELITY ADV EQUITY INCOME - CL B           8.06%   17.69%  14.85%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     23.66%  22.98%  18.75%

Equity Income Funds Average                 10.66%  16.40%  14.34%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and shows you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Income -CL B      S&P 500
             00180                       SP001
  1988/11/30      10000.00                    10000.00
  1988/12/31      10072.56                    10175.00
  1989/01/31      10718.01                    10919.81
  1989/02/28      10626.63                    10647.91
  1989/03/31      10837.88                    10896.00
  1989/04/30      11234.84                    11461.51
  1989/05/31      11503.66                    11925.70
  1989/06/30      11550.20                    11857.72
  1989/07/31      12279.68                    12928.47
  1989/08/31      12439.40                    13181.87
  1989/09/30      12278.95                    13127.82
  1989/10/31      11605.75                    12823.26
  1989/11/30      11758.20                    13084.85
  1989/12/31      11929.42                    13398.89
  1990/01/31      11175.07                    12499.82
  1990/02/28      11195.03                    12661.07
  1990/03/31      11195.03                    12996.59
  1990/04/30      10761.74                    12671.68
  1990/05/31      11470.41                    13907.16
  1990/06/30      11419.57                    13812.60
  1990/07/31      11235.55                    13768.40
  1990/08/31      10382.34                    12523.73
  1990/09/30       9597.21                    11913.83
  1990/10/31       9379.09                    11862.60
  1990/11/30      10005.76                    12628.92
  1990/12/31      10226.04                    12981.27
  1991/01/31      10746.37                    13547.25
  1991/02/28      11514.73                    14515.88
  1991/03/31      11698.49                    14867.16
  1991/04/30      11698.22                    14902.84
  1991/05/31      12338.87                    15546.65
  1991/06/30      11772.54                    14834.61
  1991/07/31      12416.81                    15525.90
  1991/08/31      12679.79                    15893.87
  1991/09/30      12614.10                    15628.44
  1991/10/31      12824.27                    15837.86
  1991/11/30      12304.22                    15199.60
  1991/12/31      13274.40                    16938.43
  1992/01/31      13408.03                    16623.37
  1992/02/29      13822.28                    16839.48
  1992/03/31      13597.71                    16511.11
  1992/04/30      14082.36                    16996.54
  1992/05/31      14206.67                    17079.82
  1992/06/30      14048.50                    16825.33
  1992/07/31      14413.39                    17513.49
  1992/08/31      14071.21                    17154.46
  1992/09/30      14163.17                    17356.88
  1992/10/31      14347.17                    17417.63
  1992/11/30      14853.63                    18011.57
  1992/12/31      15223.53                    18233.11
  1993/01/31      15698.30                    18386.27
  1993/02/28      16104.76                    18636.33
  1993/03/31      16627.81                    19029.55
  1993/04/30      16546.30                    18569.04
  1993/05/31      16803.25                    19066.69
  1993/06/30      16967.47                    19121.98
  1993/07/31      17202.40                    19045.49
  1993/08/31      17802.74                    19767.32
  1993/09/30      17684.76                    19615.11
  1993/10/31      17897.12                    20021.14
  1993/11/30      17531.39                    19830.94
  1993/12/31      17967.91                    20070.89
  1994/01/31      18793.75                    20753.30
  1994/02/28      18298.24                    20190.89
  1994/03/31      17514.69                    19310.57
  1994/04/30      18119.46                    19557.74
  1994/05/31      18238.04                    19878.49
  1994/06/30      18117.80                    19391.47
  1994/07/31      18737.21                    20027.51
  1994/08/31      19713.98                    20848.63
  1994/09/30      19379.38                    20337.84
  1994/10/31      19738.26                    20795.44
  1994/11/30      19068.36                    20038.07
  1994/12/31      19116.47                    20335.24
  1995/01/31      19385.37                    20862.53
  1995/02/28      20057.62                    21675.54
  1995/03/31      20719.11                    22315.19
  1995/04/30      21259.82                    22972.37
  1995/05/31      21837.40                    23890.58
  1995/06/30      22132.79                    24445.56
  1995/07/31      22934.25                    25256.17
  1995/08/31      23193.19                    25319.56
  1995/09/30      23895.81                    26388.05
  1995/10/31      23611.63                    26293.84
  1995/11/30      24587.73                    27448.14
  1995/12/31      25225.40                    27976.80
  1996/01/31      25949.26                    28929.13
  1996/02/29      26038.13                    29197.30
  1996/03/31      26216.20                    29478.47
  1996/04/30      26381.72                    29912.98
  1996/05/31      26572.71                    30684.44
  1996/06/30      26407.31                    30801.34
  1996/07/31      25399.49                    29440.54
  1996/08/31      25884.26                    30061.44
  1996/09/30      26790.18                    31753.30
  1996/10/31      27327.26                    32629.06
  1996/11/30      29066.38                    35095.49
  1996/12/31      28757.61                    34400.24
  1997/01/31      29705.23                    36549.57
  1997/02/28      29915.81                    36836.12
  1997/03/31      28716.34                    35322.52
  1997/04/30      29915.60                    37431.28
  1997/05/31      31655.19                    39710.10
  1997/06/30      33183.42                    41489.11
  1997/07/31      35573.47                    44790.40
  1997/08/31      34134.16                    42281.24
  1997/09/30      35916.86                    44596.98
  1997/10/31      34331.13                    43107.44
  1997/11/30      35322.21                    45102.89
  1997/12/31      36019.08                    45877.30
  1998/01/31      35905.69                    46384.71
  1998/02/28      38421.92                    49729.97
  1998/03/31      40146.96                    52276.64
  1998/04/30      40316.72                    52802.54
  1998/05/31      39934.77                    51894.87
  1998/06/30      40387.94                    54002.84
  1998/07/31      39750.91                    53427.71
  1998/08/31      33762.79                    45703.13
  1998/09/30      35376.49                    48630.87
  1998/10/31      38265.53                    52586.51
  1998/11/30      39936.63                    55773.78
IMATRL PRASUN   SHR__CHT 19981130 19981223 142542 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class B on November 30, 1988. As the chart shows, by November 30, 1998, the value of the investment, would have been $39,937 - a 299.37% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,774 - a 457.74% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares, and reflect Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998            PAST 1  PAST 5   PAST 10
                                           YEAR    YEARS    YEARS

FIDELITY ADV EQUITY INCOME - CL C          12.90%  127.55%  298.92%

FIDELITY ADV EQUITY INCOME - CL C          11.90%  127.55%  298.92%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                    23.66%  181.25%  457.74%

Equity Income Funds Average                10.66%  114.51%  285.26%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 219 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998             PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

FIDELITY ADV EQUITY INCOME - CL C           12.90%  17.87%  14.84%

FIDELITY ADV EQUITY INCOME - CL C           11.90%  17.87%  14.84%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     23.66%  22.98%  18.75%

Equity Income Funds Average                 10.66%  16.40%  14.34%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and shows you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Income -CL C      S&P 500
             00480                       SP001
  1988/11/30      10000.00                    10000.00
  1988/12/31      10072.56                    10175.00
  1989/01/31      10718.01                    10919.81
  1989/02/28      10626.63                    10647.91
  1989/03/31      10837.88                    10896.00
  1989/04/30      11234.84                    11461.51
  1989/05/31      11503.66                    11925.70
  1989/06/30      11550.20                    11857.72
  1989/07/31      12279.68                    12928.47
  1989/08/31      12439.40                    13181.87
  1989/09/30      12278.95                    13127.82
  1989/10/31      11605.75                    12823.26
  1989/11/30      11758.20                    13084.85
  1989/12/31      11929.42                    13398.89
  1990/01/31      11175.07                    12499.82
  1990/02/28      11195.03                    12661.07
  1990/03/31      11195.03                    12996.59
  1990/04/30      10761.74                    12671.68
  1990/05/31      11470.41                    13907.16
  1990/06/30      11419.57                    13812.60
  1990/07/31      11235.55                    13768.40
  1990/08/31      10382.34                    12523.73
  1990/09/30       9597.21                    11913.83
  1990/10/31       9379.09                    11862.60
  1990/11/30      10005.76                    12628.92
  1990/12/31      10226.04                    12981.27
  1991/01/31      10746.37                    13547.25
  1991/02/28      11514.73                    14515.88
  1991/03/31      11698.49                    14867.16
  1991/04/30      11698.22                    14902.84
  1991/05/31      12338.87                    15546.65
  1991/06/30      11772.54                    14834.61
  1991/07/31      12416.81                    15525.90
  1991/08/31      12679.79                    15893.87
  1991/09/30      12614.10                    15628.44
  1991/10/31      12824.27                    15837.86
  1991/11/30      12304.22                    15199.60
  1991/12/31      13274.40                    16938.43
  1992/01/31      13408.03                    16623.37
  1992/02/29      13822.28                    16839.48
  1992/03/31      13597.71                    16511.11
  1992/04/30      14082.36                    16996.54
  1992/05/31      14206.67                    17079.82
  1992/06/30      14048.50                    16825.33
  1992/07/31      14413.39                    17513.49
  1992/08/31      14071.21                    17154.46
  1992/09/30      14163.17                    17356.88
  1992/10/31      14347.17                    17417.63
  1992/11/30      14853.63                    18011.57
  1992/12/31      15223.53                    18233.11
  1993/01/31      15698.30                    18386.27
  1993/02/28      16104.76                    18636.33
  1993/03/31      16627.81                    19029.55
  1993/04/30      16546.30                    18569.04
  1993/05/31      16803.25                    19066.69
  1993/06/30      16967.47                    19121.98
  1993/07/31      17202.40                    19045.49
  1993/08/31      17802.74                    19767.32
  1993/09/30      17684.76                    19615.11
  1993/10/31      17897.12                    20021.14
  1993/11/30      17531.39                    19830.94
  1993/12/31      17967.91                    20070.89
  1994/01/31      18793.75                    20753.30
  1994/02/28      18298.24                    20190.89
  1994/03/31      17514.69                    19310.57
  1994/04/30      18119.46                    19557.74
  1994/05/31      18238.04                    19878.49
  1994/06/30      18117.80                    19391.47
  1994/07/31      18737.21                    20027.51
  1994/08/31      19713.98                    20848.63
  1994/09/30      19379.38                    20337.84
  1994/10/31      19738.26                    20795.44
  1994/11/30      19068.36                    20038.07
  1994/12/31      19116.47                    20335.24
  1995/01/31      19385.37                    20862.53
  1995/02/28      20057.62                    21675.54
  1995/03/31      20719.11                    22315.19
  1995/04/30      21259.82                    22972.37
  1995/05/31      21837.40                    23890.58
  1995/06/30      22132.79                    24445.56
  1995/07/31      22934.25                    25256.17
  1995/08/31      23193.19                    25319.56
  1995/09/30      23895.81                    26388.05
  1995/10/31      23611.63                    26293.84
  1995/11/30      24587.73                    27448.14
  1995/12/31      25225.40                    27976.80
  1996/01/31      25949.26                    28929.13
  1996/02/29      26038.13                    29197.30
  1996/03/31      26216.20                    29478.47
  1996/04/30      26381.72                    29912.98
  1996/05/31      26572.71                    30684.44
  1996/06/30      26407.31                    30801.34
  1996/07/31      25399.49                    29440.54
  1996/08/31      25884.26                    30061.44
  1996/09/30      26790.18                    31753.30
  1996/10/31      27327.26                    32629.06
  1996/11/30      29066.38                    35095.49
  1996/12/31      28757.61                    34400.24
  1997/01/31      29705.23                    36549.57
  1997/02/28      29915.81                    36836.12
  1997/03/31      28716.34                    35322.52
  1997/04/30      29915.60                    37431.28
  1997/05/31      31655.19                    39710.10
  1997/06/30      33183.42                    41489.11
  1997/07/31      35573.47                    44790.40
  1997/08/31      34134.16                    42281.24
  1997/09/30      35916.86                    44596.98
  1997/10/31      34331.13                    43107.44
  1997/11/30      35334.48                    45102.89
  1997/12/31      36029.52                    45877.30
  1998/01/31      35916.46                    46384.71
  1998/02/28      38425.53                    49729.97
  1998/03/31      40146.15                    52276.64
  1998/04/30      40301.42                    52802.54
  1998/05/31      39920.29                    51894.87
  1998/06/30      40358.61                    54002.84
  1998/07/31      39722.71                    53427.71
  1998/08/31      33731.09                    45703.13
  1998/09/30      35342.05                    48630.87
  1998/10/31      38224.80                    52586.51
  1998/11/30      39892.28                    55773.78
IMATRL PRASUN   SHR__CHT 19981130 19981223 142716 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class C on November 30, 1988. As the chart shows, by November 30, 1998, the value of the investment, would have been $39,892 - a 298.92% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,774 - a 457.74% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
When the final bell of the U.S. stock
market sounded on Monday,
November 23, 1998, the Dow
Jones Industrial Average stood at a
record high of 9374.27, serving
notice that the bleak economic
outlook from just a few short
months earlier would not keep
positive investor sentiment down.
For the 12-month period ended
November 30, 1998, the Dow -
an index of 30 blue-chip stocks -
returned 18.56%. What caused the
turnaround from the doldrums of
equity performance during the
summer and early fall? A variety of
factors: The economic problems in
Russia, Brazil and other emerging
markets began to dissipate; Asian
markets began to rebound; and,
perhaps most importantly, three
interest-rate cuts late in the period
by the Federal Reserve Board
helped stem the tide of a slowing
U.S. economy. All these factors
culminated in the Dow reaching its
record high late in November, a
peak that outpaced the previous
record set in July by nearly 40 points.
Small-cap stock performance was
still a far cry behind their large-cap
brethren. For the period, the Russell
2000 Index - a popular measure
of small-cap stock performance -
returned -6.62%, significantly
trailing the large-cap weighted
Standard & Poor's 500 Index's
return of 23.66%. Despite the late
rally in the equity market, this kind
of volatility has characterized the
entire year, and when it will level
off is impossible to predict.

An interview with Bob Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. HOW DID THE FUND PERFORM, BOB?
A. For the 12 months that ended November 30, 1998, the fund's Class A, T, B and C shares returned 13.82%, 13.63% 13.06% and 12.90%, respectively. During the same period, the Standard & Poor's 500 Index returned 23.66%, while the equity income funds average returned 10.66%, according to Lipper Analytical Services.
Q. WHAT CAUSED THE FUND TO TRAIL THE INDEX YET BEAT THE LIPPER
AVERAGE?
A. The overall story was the same as we've seen the past few periods regarding the performance of the S&P 500 index. The market continues to favor the big growth stocks in the technology and pharmaceutical sectors. Given the fund's objective to achieve a high dividend yield and my conservative investment style, growth stocks are not the primary focus for the fund. In my search for undervalued stocks, I found the best deals in the financial, energy and utilities industries. While these sectors underperformed the S&P 500 index, they were top sectors for the fund and represented about 38% of the fund's investments at the end of the period. With regard to the equity income fund average, it is always difficult to know where my competitors are investing. However, many equity income funds tend to have a higher fixed-income exposure than Fidelity Advisor Equity Income Fund, which hurt their performance.
Q. THE FUND'S SECTOR WEIGHTINGS REMAINED RELATIVELY STABLE OVER THE PAST SIX MONTHS. WHY DID YOU MAINTAIN THESE ALLOCATIONS?
A. The fund's sector weightings will not change very much over time unless there is a serious valuation shift, where one sector becomes much cheaper than others. While this has started to happen in certain sectors during the recent stock rally, I am comfortable with the fund's current allocation. In addition, the turnover - or the amount of trading in the fund - tends to be on the moderate side, which also minimizes fluctuations in the sector weightings.
Q. WHAT STOCKS PERFORMED WELL FOR THE FUND?
A. Fleet Financial performed very well at the end of the period. It was an example of a financial stock that was hammered along with the rest of its sector when concerns were heightened regarding exposure to emerging markets and troubled hedge funds. However, the stock rallied significantly toward the end of the period as investors realized Fleet's fundamental business outlook was solid. U.S. WEST also was a good contributor during the period. Of all the regional Bell operating companies, U.S. WEST was the least loved, primarily because the western and mid-western region it serves is not seen as a high growth area. The company's stock price, however, was well below comparable telecommunications companies and the stock rallied as a result.
Q. WHICH STOCKS HURT PERFORMANCE?
A. PMI Group was the worst detractor from performance. The company is a mortgage insurance provider that looked undervalued relative to its competitors, and the stock ended up as one of the fund's top holdings. Unfortunately, Freddie Mac, a large mortgage underwriter, announced that it was looking to move into the mortgage insurance area. After this news, PMI Group's stock took a nose dive. The fund's position in Citigroup also hurt performance. This company was an example of another financial stock that suffered after negative news regarding its exposure to emerging markets and a troubled hedge fund. However, I still had confidence in the company's ability to penetrate new markets and grow revenues, and the stock was still a top holding at period's end.
Q. WHAT'S YOUR OUTLOOK, BOB?
A. Looking at the big picture, my outlook is positive. With interest rates declining worldwide and central banks working in unison to reduce the impact of the Asian crisis, global stock markets have more reason to react positively. In the U.S., we have a demographic phenomenon where baby boomers are saving record amounts of money for retirement, providing a solid backdrop for growth in stocks. I don't see this trend reversing until the baby boomers start to retire and begin to take money out of the market. On a short-term basis, I'm somewhat concerned with the amount of speculative buying and rampant optimism we've seen in the market. Normally, this spells trouble for stocks on a short-term basis.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BOB CHOW ON REDUCING THE
TOTAL NUMBER OF HOLDINGS IN
THE FUND:
"When I became portfolio manager
in 1996, there were well over 200
holdings in the fund. Since then,
I've always felt the ideal number
should be closer to125. From my
perspective, this is a more
manageable number of companies
to follow and it allows me to keep a
closer eye on each holding. The
problem is, in order to get down to
that number you have to increase
the average size of each stock in
the portfolio. With stock prices
high during much of this time
period, I had to pick my
opportunities carefully, taking
advantage of strength in the
market to sell certain holdings
and weakness to increase
investments.
"Good examples of this strategy are
recent purchases of Pepsi,
Kimberly-Clark and Bowater. Six
months ago, none of these stocks
was in the portfolio and now they
represent approximately 5% of the
fund's investments. As prices
dropped down to reasonable levels
for these stocks, I was able to
acquire top-quality companies that
met the fund's value criteria. As a
result, over time I've been able to
position the fund with strong
companies at reasonable prices.
Another factor that helped reduce
the total holdings was the high
number of mergers and
acquisitions among the fund's
positions."

FUND FACTS
GOAL: seeks to maintain a
yield that exceeds the
composite dividend yield of
the S&P 500; also considers
the potential for achieving
capital appreciation
START DATE: April 25, 1983
SIZE: as of November 30,
1998, more than $4.1 billion
MANAGER: Robert Chow, since
1996; joined Fidelity in 1989
(checkmark)


INVESTMENT CHANGES




TOP TEN STOCKS AS OF NOVEMBER 30, 1998

                                        % OF FUND'S   % OF FUND'S INVESTMENTS
                                        INVESTMENTS   IN THESE STOCKS
                                                      6 MONTHS AGO

Fleet Financial Group, Inc.              3.3           2.3

General Electric Co.                     2.6           1.3

International Business Machines Corp.    2.5           1.8

Philip Morris Companies, Inc.            2.3           1.7

Citigroup, Inc.                          2.1           3.1

PMI Group, Inc.                          2.0           2.8

AT&T Corp.                               2.0           1.0

British Petroleum Co. PLC ADR            1.9           1.8

U.S. WEST, Inc.                          1.8           1.7

Bristol-Myers Squibb Co.                 1.8           1.1


TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1998

                                                 % OF FUND'S   % OF FUND'S INVESTMENTS
                                                 INVESTMENTS   IN THESE MARKET SECTORS
                                                               6 MONTHS AGO

FINANCE                                           18.5          19.4

ENERGY                                            10.1          8.5

UTILITIES                                         9.0           6.1

TECHNOLOGY                                        8.5           8.8

BASIC INDUSTRIES                                  7.7           6.2


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF NOVEMBER 30, 1998 * AS OF MAY 31, 1998 **
ROW: 1, COL: 1, VALUE: 5.9
ROW: 1, COL: 2, VALUE: 94.09999999999999
STOCKS 95.7%
SHORT-TERM
INVESTMENTS 4.3%
FOREIGN
INVESTMENTS 8.0%

STOCKS 94.1%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 6.0%
ROW: 1, COL: 1, VALUE: 4.3
ROW: 1, COL: 2, VALUE: 95.7
*
**


INVESTMENTS NOVEMBER 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 94.1%

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

AEROSPACE & DEFENSE - 2.6%

AEROSPACE & DEFENSE - 1.6%

AlliedSignal, Inc.                            280,000                $ 12,320

GenCorp, Inc.                                 800,000                 19,700

Lockheed Martin Corp.                         160,000                 16,600

United Technologies Corp.                     180,000                 19,294

                                                                      67,914

DEFENSE ELECTRONICS - 1.0%

Litton Industries, Inc. (a)                   540,000                 33,041

Raytheon Co. Class B                          130,000                 7,199

                                                                      40,240

TOTAL AEROSPACE & DEFENSE                                             108,154

BASIC INDUSTRIES - 7.7%

CHEMICALS & PLASTICS - 1.6%

BASF AG                                       400,000                 15,124

Cytec Industries, Inc. (a)                    400,000                 9,025

du Pont (E.I.) de Nemours & Co.               220,000                 12,925

Ferro Corp.                                   650,000                 18,159

Monsanto Co.                                  40,000                  1,813

W.R. Grace & Co.                              400,000                 6,600

                                                                      63,646

IRON & STEEL - 0.4%

Nucor Corp.                                   370,000                 15,540

METALS & MINING - 1.1%

Aluminum Co. of America                       600,000                 44,475

PAPER & FOREST PRODUCTS - 4.6%

Bowater, Inc.                                 1,700,000               67,150

Chesapeake Corp.                              750,000                 26,016

Georgia-Pacific Corp.                         320,000                 18,160

Kimberly-Clark Corp.                          1,200,000               63,150

Pentair, Inc.                                 400,000                 15,075

                                                                      189,551

TOTAL BASIC INDUSTRIES                                                313,212

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

CONSTRUCTION & REAL ESTATE - 2.3%

BUILDING MATERIALS - 1.6%

American Standard Companies, Inc. (a)         280,000                $ 9,590

CalMat Co.                                    220,000                 6,765

Masco Corp.                                   400,000                 11,550

Sherwin-Williams Co.                          200,000                 5,675

USG Corp.                                     580,000                 28,674

York International Corp.                      140,000                 5,880

                                                                      68,134

CONSTRUCTION - 0.4%

Centex Corp.                                  220,000                 7,851

Lennar Corp.                                  350,000                 7,788

                                                                      15,639

REAL ESTATE INVESTMENT TRUSTS - 0.3%

Duke Realty Investments, Inc.                 223,672                 5,075

Public Storage, Inc.                          240,000                 6,375

                                                                      11,450

TOTAL CONSTRUCTION & REAL ESTATE                                      95,223

DURABLES - 6.0%

AUTOS, TIRES, & ACCESSORIES - 3.4%

DaimlerChrysler AG                            140,000                 12,836

Ford Motor Co.                                750,000                 41,438

ITT Industries, Inc.                          450,000                 16,200

Snap-On, Inc.                                 191,600                 6,514

TRW, Inc.                                     1,100,000               60,569

                                                                      137,557

CONSUMER DURABLES - 0.4%

Minnesota Mining & Manufacturing Co.          230,000                 18,472

CONSUMER ELECTRONICS - 0.8%

Black & Decker Corp.                          150,000                 8,128

Electrolux AB                                 800,000                 12,178

Maytag Corp.                                  240,000                 12,990

                                                                      33,296

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

DURABLES - CONTINUED

HOME FURNISHINGS - 0.8%

Leggett & Platt, Inc.                         1,038,100              $ 23,552

Miller (Herman), Inc.                         500,000                 10,625

                                                                      34,177

TEXTILES & APPAREL - 0.6%

Dexter Corp.                                  600,000                 19,238

NIKE, Inc. Class B                            120,000                 4,800

                                                                      24,038

TOTAL DURABLES                                                        247,540

ENERGY - 10.1%

ENERGY SERVICES - 0.7%

Halliburton Co.                               200,000                 5,875

Helmerich & Payne, Inc.                       240,000                 4,140

Schlumberger Ltd.                             440,000                 19,663

                                                                      29,678

OIL & GAS - 9.4%

Amerada Hess Corp.                            500,000                 27,750

Apache Corp.                                  650,000                 14,950

British Petroleum Co. PLC ADR                 847,253                 78,053

Burlington Resources, Inc.                    300,000                 10,688

Chevron Corp.                                 630,000                 52,684

Elf Aquitaine                                 350,000                 43,575

Exxon Corp.                                   400,000                 30,025

Texaco, Inc.                                  920,000                 52,958

Tosco Corp.                                   400,000                 10,450

Total SA sponsored ADR                        500,000                 30,563

USX-Marathon Group                            1,100,000               31,213

                                                                      382,909

TOTAL ENERGY                                                          412,587

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

FINANCE - 18.5%

BANKS - 3.2%

Bank of New York Co., Inc.                    2,040,000              $ 69,870

Comerica, Inc.                                500,000                 32,250

Wells Fargo & Co.                             800,000                 28,800

                                                                      130,920

CREDIT & OTHER FINANCE - 7.1%

American Express Co.                          500,000                 50,031

Citigroup, Inc.                               1,700,000               85,319

Fleet Financial Group, Inc.                   3,200,000               133,383

Household International, Inc.                 514,300                 20,122

                                                                      288,855

FEDERAL SPONSORED CREDIT - 2.3%

Fannie Mae                                    760,000                 55,290

Freddie Mac                                   650,000                 39,325

                                                                      94,615

INSURANCE - 5.1%

Allstate Corp.                                620,000                 25,265

American International Group, Inc.            200,000                 18,800

Chubb Corp. (The)                             200,000                 14,013

General Re Corp.                              50,000                  11,675

Hartford Financial Services Group, Inc.       600,000                 33,113

Loews Corp.                                   90,000                  9,000

PMI Group, Inc.                               1,490,000               81,484

PXRE Corp.                                    660,000                 14,644

                                                                      207,994

SECURITIES INDUSTRY - 0.8%

Lehman Brothers Holdings, Inc.                700,000                 34,956

TOTAL FINANCE                                                         757,340

HEALTH - 6.2%

DRUGS & PHARMACEUTICALS - 4.4%

American Home Products Corp.                  850,000                 45,263

Bristol-Myers Squibb Co.                      600,000                 73,538

Merck & Co., Inc.                             400,000                 61,950

                                                                      180,751

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES - 1.8%

Allegiance Corp.                              380,000                $ 15,319

Johnson & Johnson                             700,000                 56,875

                                                                      72,194

TOTAL HEALTH                                                          252,945

HOLDING COMPANIES - 0.3%

PartnerRe Ltd.                                250,000                 11,063

INDUSTRIAL MACHINERY & EQUIPMENT - 6.3%

ELECTRICAL EQUIPMENT - 3.0%

Emerson Electric Co.                          230,000                 14,950

General Electric Co.                          1,200,000               108,600

                                                                      123,550

INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%

Applied Industrial Technologies, Inc.         328,900                 4,605

Caterpillar, Inc.                             420,000                 20,764

Ingersoll-Rand Co.                            200,000                 9,362

Tyco International Ltd.                       460,000                 30,274

UNOVA, Inc.                                   1,000,000               16,938

                                                                      81,943

POLLUTION CONTROL - 1.3%

Browning-Ferris Industries, Inc.              850,000                 25,075

Waste Management, Inc.                        600,000                 25,725

                                                                      50,800

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                256,293

MEDIA & LEISURE - 0.1%

PUBLISHING - 0.1%

Knight-Ridder, Inc.                           120,000                 6,173

NONDURABLES - 7.4%

BEVERAGES - 2.8%

Anheuser-Busch Companies, Inc.                580,000                 35,163

PepsiCo, Inc.                                 1,600,000               61,900

Whitman Corp.                                 700,000                 15,838

                                                                      112,901

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

NONDURABLES - CONTINUED

FOODS - 0.8%

Heinz (H.J.) Co.                              290,000                $ 16,911

Lance, Inc.                                   700,000                 13,781

                                                                      30,692

HOUSEHOLD PRODUCTS - 1.5%

Church & Dwight Co., Inc.                     780,000                 26,959

Procter & Gamble Co.                          150,000                 13,144

Unilever NV (NY shares)                       300,000                 23,194

                                                                      63,297

TOBACCO - 2.3%

Philip Morris Companies, Inc.                 1,700,000               95,094

TOTAL NONDURABLES                                                     301,984

RETAIL & WHOLESALE - 5.8%

APPAREL STORES - 0.2%

TJX Companies, Inc.                           360,000                 9,225

DRUG STORES - 0.9%

CVS Corp.                                     200,000                 9,875

Rite Aid Corp.                                570,000                 26,434

                                                                      36,309

GENERAL MERCHANDISE STORES - 3.8%

Consolidated Stores Corp. (a)                 800,000                 17,200

Federated Department Stores, Inc. (a)         1,600,000               66,700

Jo-Ann Stores, Inc. (a)                       470,000                 7,491

May Department Stores Co. (The)               680,000                 41,013

Wal-Mart Stores, Inc.                         300,000                 22,594

                                                                      154,998

GROCERY STORES - 0.4%

Safeway, Inc. (a)                             320,000                 16,900

RETAIL & WHOLESALE, MISCELLANEOUS - 0.5%

Home Depot, Inc.                              440,000                 21,890

TOTAL RETAIL & WHOLESALE                                              239,322

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

SERVICES - 1.9%

PRINTING - 1.0%

Donnelley (R.R.) & Sons Co.                   450,000                $ 19,097

Reynolds & Reynolds Co. Class A               1,100,000               23,238

                                                                      42,335

SERVICES - 0.9%

ACNielsen Corp. (a)                           1,000,000               27,563

Dun & Bradstreet Corp.                        320,000                 9,660

                                                                      37,223

TOTAL SERVICES                                                        79,558

TECHNOLOGY - 8.5%

COMPUTER SERVICES & SOFTWARE - 1.2%

CompUSA, Inc. (a)                             600,000                 8,888

Electronic Data Systems Corp.                 460,000                 17,940

Wang Laboratories, Inc. (a)                   880,000                 22,440

                                                                      49,268

COMPUTERS & OFFICE EQUIPMENT - 5.6%

Apple Computer, Inc. (a)                      240,000                 7,665

Compaq Computer Corp.                         440,000                 14,300

International Business Machines Corp.         630,000                 103,950

Pitney Bowes, Inc.                            1,200,000               67,200

Unisys Corp. (a)                              1,300,000               37,050

                                                                      230,165

ELECTRONICS - 1.3%

AMP, Inc.                                     366,345                 17,722

Texas Instruments, Inc.                       460,000                 35,133

                                                                      52,855

PHOTOGRAPHIC EQUIPMENT - 0.4%

Eastman Kodak Co.                             200,000                 14,513

TOTAL TECHNOLOGY                                                      346,801

TRANSPORTATION - 1.4%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                                 120,000                 7,913

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

TRANSPORTATION - CONTINUED

RAILROADS - 0.7%

Burlington Northern Santa Fe Corp.            720,000                $ 24,480

Wisconsin Central Transportation Corp. (a)    120,000                 2,175

                                                                      26,655

TRUCKING & FREIGHT - 0.5%

Arnold Industries, Inc.                       620,000                 8,835

Consolidated Freightways Corp. (a)            950,500                 11,941

                                                                      20,776

TOTAL TRANSPORTATION                                                  55,344

UTILITIES - 9.0%

ELECTRIC UTILITY - 0.6%

American Electric Power Co., Inc.             220,000                 10,203

Entergy Corp.                                 480,000                 14,070

                                                                      24,273

TELEPHONE SERVICES - 8.4%

AT&T Corp.                                    1,300,000               81,006

Bell Atlantic Corp.                           1,300,000               72,313

BellSouth Corp.                               550,000                 47,988

MCI WorldCom, Inc. (a)                        800,000                 47,200

Sprint Corp.:                                 240,000                 17,460
 (FON Group)

 (PCS Group)                                  120,000                 1,920

U.S. WEST, Inc.                               1,200,000               74,700

                                                                      342,587

TOTAL UTILITIES                                                       366,860

TOTAL COMMON STOCKS                                                   3,850,399
(Cost $2,877,254)


CONVERTIBLE PREFERRED STOCKS - 0.0%

                                                SHARES                VALUE (NOTE 1)
                                                                      (000S)

MEDIA & LEISURE - 0.0%

PUBLISHING - 0.0%

Taylor (J.N.) Holdings Ltd. 9.5% (a)            50,000                $ -
(Cost $235)

CASH EQUIVALENTS - 5.9%

Taxable Central Cash Fund (b)           240,547,241                     240,547
(Cost $240,547)

TOTAL INVESTMENT IN SECURITIES - 100%                                 $ 4,090,946
(Cost $3,118,036)

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION
At November 30, 1998, the aggregate cost of investment securities for income tax purposes was $3,119,706,000. Net unrealized appreciation aggregated $971,240,000 of which $1,059,096,000 related to appreciated investment securities and $87,856,000 related to depreciated investment securities.
The fund hereby designates approximately $195,013,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                       NOVEMBER 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $3,118,036) -                       $ 4,090,946
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                               16,398

RECEIVABLE FOR FUND SHARES SOLD                                               3,797

DIVIDENDS RECEIVABLE                                                          6,875

INTEREST RECEIVABLE                                                           899

OTHER RECEIVABLES                                                             70

 TOTAL ASSETS                                                                 4,118,985

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                                    $ 6,000

ACCRUED MANAGEMENT FEE                                               1,690

DISTRIBUTION FEES PAYABLE                                            1,848

OTHER PAYABLES AND ACCRUED EXPENSES                                  874

 TOTAL LIABILITIES                                                            10,412

NET ASSETS                                                                   $ 4,108,573

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 2,910,192

UNDISTRIBUTED NET INVESTMENT INCOME                                           4,229

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                         221,226
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     972,926
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                   $ 4,108,573



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                NOVEMBER 30, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                                     $28.15
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($65,436 (DIVIDED BY) 2,324.4 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $28.15)                    $29.87

CLASS T:                                                                  $28.35
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,635,406 (DIVIDED BY) 92,944 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $28.35)                    $29.38

CLASS B:                                                                  $28.20
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($877,573 (DIVIDED BY) 31,123 SHARES) A

CLASS C:                                                                  $28.23
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($37,014 (DIVIDED BY) 1,311 SHARES) A

INSTITUTIONAL CLASS:                                                      $28.59
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($493,144 (DIVIDED BY) 17,250 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                            YEAR ENDED NOVEMBER 30, 1998

INVESTMENT INCOME                                                   $ 64,563
DIVIDENDS

INTEREST                                                             8,924

 TOTAL INCOME                                                        73,487

EXPENSES

MANAGEMENT FEE                                            $ 19,202

TRANSFER AGENT FEES                                        6,820

DISTRIBUTION FEES                                          20,749

ACCOUNTING FEES AND EXPENSES                               811

NON-INTERESTED TRUSTEES' COMPENSATION                      14

CUSTODIAN FEES AND EXPENSES                                84

REGISTRATION FEES                                          330

AUDIT                                                      74

LEGAL                                                      14

REPORTS TO SHAREHOLDERS                                    143

MISCELLANEOUS                                              10

 TOTAL EXPENSES BEFORE REDUCTIONS                          48,251

 EXPENSE REDUCTIONS                                        (580)     47,671

NET INVESTMENT INCOME                                                25,816

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     223,179

 FOREIGN CURRENCY TRANSACTIONS                             (43)      223,136

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     212,032

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              15        212,047

NET GAIN (LOSS)                                                      435,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 460,999
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED    YEAR ENDED
                                                         NOVEMBER 30,  NOVEMBER 30,
                                                         1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 25,816      $ 30,780
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 223,136       243,508

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     212,047       326,758

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          460,999       601,046
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (25,412)      (31,851)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (218,223)     (64,869)

 TOTAL DISTRIBUTIONS                                      (243,635)     (96,720)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              528,457       337,812

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 745,821       842,138

NET ASSETS

 BEGINNING OF PERIOD                                      3,362,752     2,520,614

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 4,108,573   $ 3,362,752
INCOME OF $4,229 AND $3,579, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                        YEARS ENDED NOVEMBER 30,

                                                       1998      1997      1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 26.69   $ 22.78   $ 20.38

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                                .24       .23       .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                3.19      4.61      2.44

 TOTAL FROM INVESTMENT OPERATIONS                       3.43      4.84      2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.25)     (.34)     (.10)

 FROM NET REALIZED GAIN                                 (1.72)    (.59)     -

 TOTAL DISTRIBUTIONS                                    (1.97)    (.93)     (.10)

NET ASSET VALUE, END OF PERIOD                         $ 28.15   $ 26.69   $ 22.78

TOTAL RETURN B, C                                       13.82%    22.05%    12.31%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 65,436  $ 25,659  $ 3,306

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.03%     1.26% G   1.46% A, D, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           1.02% H   1.25% H   1.44% A, H
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .89%      .93%      1.27% A

PORTFOLIO TURNOVER                                      59%       55%       78%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                                     YEARS ENDED NOVEMBER 30,

                                    1998         1997         1996         1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 26.85      $ 22.83      $ 19.95      $ 15.96    $ 14.86
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME               .19 C        .26 C        .30 C        .31        .28 C

 NET REALIZED AND UNREALIZED         3.22         4.62         3.35         4.26       1.03
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    3.41         4.88         3.65         4.57       1.31

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.19)        (.27)        (.31)        (.30)      (.21)

 FROM NET REALIZED GAIN              (1.72)       (.59)        (.46)        (.28)      -

 TOTAL DISTRIBUTIONS                 (1.91)       (.86)        (.77)        (.58)      (.21)

NET ASSET VALUE, END OF PERIOD      $ 28.35      $ 26.85      $ 22.83      $ 19.95    $ 15.96

TOTAL RETURN A, B                    13.63%       22.12%       18.89%       29.46%     8.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 2,635,406  $ 2,190,070  $ 1,672,994  $ 880,054  $ 179,501
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.21%        1.23%        1.27%        1.48%      1.67%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     1.20% D      1.21% D      1.26% D      1.47% D    1.64% D
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    .72%         1.05%        1.45%        1.78%      1.69%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                   59%          55%          78%          80%        140%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                                 YEARS ENDED NOVEMBER 30,

                                    1998       1997       1996       1995       1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 26.73    $ 22.73    $ 19.90    $ 15.94    $ 15.21
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME               .05 D      .13 D      .19 D      .26        .08 D

 NET REALIZED AND UNREALIZED         3.21       4.61       3.33       4.23       .72
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    3.26       4.74       3.52       4.49       .80

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.07)      (.15)      (.23)      (.25)      (.07)

 FROM NET REALIZED GAIN              (1.72)     (.59)      (.46)      (.28)      -

 TOTAL DISTRIBUTIONS                 (1.79)     (.74)      (.69)      (.53)      (.07)

NET ASSET VALUE, END OF PERIOD      $ 28.20    $ 26.73    $ 22.73    $ 19.90    $ 15.94

TOTAL RETURN B, C                    13.06%     21.52%     18.22%     28.95%     5.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 877,573  $ 682,308  $ 500,447  $ 270,101  $ 35,373
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.74%      1.74% F    1.81%      1.85%      2.24% A
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     1.72% G    1.73% G    1.79% G    1.84% G    2.18% A, G
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    .19%       .53%       .92%       1.41%      1.15% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                   59%        55%        78%        80%        140%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS C
                                                                     YEARS ENDED
                                                                     NOVEMBER 30,

                                                                   1998      1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 26.84   $ 26.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .02       .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            3.21      .17

 TOTAL FROM INVESTMENT OPERATIONS                                   3.23      .19

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.12)     -

 FROM NET REALIZED GAIN                                             (1.72)    -

 TOTAL DISTRIBUTIONS                                                (1.84)    -

NET ASSET VALUE, END OF PERIOD                                     $ 28.23   $ 26.84

TOTAL RETURN B, C                                                   12.90%    .71%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 37,014  $ 684

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.84%     1.85% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.82% G   1.81% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                .07%      1.24% A

PORTFOLIO TURNOVER                                                  59%       55%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                YEARS ENDED NOVEMBER 30,

                                    1998       1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 27.07    $ 23.00    $ 20.09    $ 16.07    $ 14.93
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME               .34 B      .39 B      .42 B      .45        .41 B

 NET REALIZED AND UNREALIZED         3.24       4.68       3.37       4.28       1.05
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    3.58       5.07       3.79       4.73       1.46

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.34)      (.41)      (.42)      (.43)      (.32)

 FROM NET REALIZED GAIN              (1.72)     (.59)      (.46)      (.28)      -

 TOTAL DISTRIBUTIONS                 (2.06)     (1.00)     (.88)      (.71)      (.32)

NET ASSET VALUE, END OF PERIOD      $ 28.59    $ 27.07    $ 23.00    $ 20.09    $ 16.07

TOTAL RETURN A                       14.23%     22.87%     19.54%     30.43%     9.82%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 493,144  $ 464,031  $ 343,867  $ 297,453  $ 197,533
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         .68%       .69%       .71%       .74%       .73%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     .67% C     .67% C     .70% C     .73% C     .71% C
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    1.25%      1.60%      2.02%      2.52%      2.62%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                   59%        55%        78%        80%        140%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,395,680,000 and $2,153,562,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. As of November 18, 1998 shareholders approved an amended management fee contract with FMR. Effective December 1, 1998 FMR will receive a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates will range from .2500% to.5200%. The annual individual fund fee rate will be .20%. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO       RETAINED
          FDC           BY FDC

CLASS A   $             $
          119,000       -

CLASS T    12,462,000    185,000

CLASS B    7,988,000     5,996,000

CLASS C    180,000       179,000

          $ 20,749,000  $ 6,360,000

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $
                       18,000

CLASS T                394,000

CLASS B                271,000

CLASS C                19,000

INSTITUTIONAL CLASS    28,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:

           PAID TO      RETAINED
           FDC          BY FDC

CLASS A    $            $
           672,000      278,000

CLASS T     1,700,000    545,000

CLASS B     1,178,000    1,178,000 *

CLASS C     10,000       10,000 *

           $ 3,560,000  $ 2,011,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $            .23
                       111,000

CLASS T                 4,388,000   .18

CLASS B                 1,589,000   .20

CLASS C                 40,000      .22

INSTITUTIONAL CLASS     692,000     .14

                       $ 6,820,000

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC) maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $657,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $579,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            YEAR ENDED NOVEMBER 30,

                            1998                     1997

FROM NET INVESTMENT INCOME

CLASS A                     $                        $
                              412,000                  131,000

CLASS T                       17,008,000               20,835,000

CLASS B                       1,994,000                3,503,000

CLASS C                       38,000                   -

INSTITUTIONAL CLASS           5,960,000                7,382,000

TOTAL                       $ 25,412,000             $ 31,851,000

FROM NET REALIZED GAIN

CLASS A                     $                        $
                              1,745,000                98,000

CLASS T                       142,228,000              43,072,000

CLASS B                       44,523,000               13,038,000

CLASS C                       120,000                  -

INSTITUTIONAL CLASS           29,607,000               8,661,000

TOTAL                       $ 218,223,000            $ 64,869,000

TOTAL                       $ 243,635,000            $ 96,720,000

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                      DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,

                                1998          1997A         1998          1997A



CLASS A                          1,676         919          $             $
SHARES SOLD                                                   45,746        22,745

REINVESTMENT OF DISTRIBUTIONS    81            9              2,044         208

SHARES REDEEMED                  (394)         (112)         (10,576)      (2,828)

NET INCREASE (DECREASE)          1,363         816          $ 37,214      $ 20,125

CLASS T                          29,496        28,655       $             $
SHARES SOLD                                                  803,775       693,828

REINVESTMENT OF DISTRIBUTIONS    5,979         2,675         151,631       60,512

SHARES REDEEMED                  (24,087)      (23,070)      (653,931)     (558,854)

NET INCREASE (DECREASE)          11,388        8,260        $ 301,475     $ 195,486

CLASS B                          7,788         5,544        $             $
SHARES SOLD                                                  212,094       135,409

REINVESTMENT OF DISTRIBUTIONS    1,630         700           41,041        15,570

SHARES REDEEMED                  (3,817)       (2,738)       (102,483)     (66,167)

NET INCREASE (DECREASE)          5,601         3,506        $ 150,652     $ 84,812

CLASS C                          1,373         25           $             $
SHARES SOLD                                                  37,538        678

REINVESTMENT OF DISTRIBUTIONS    6             -             145           -

SHARES REDEEMED                  (93)          -             (2,412)       -

NET INCREASE (DECREASE)          1,286         25           $ 35,271      $ 678

INSTITUTIONAL CLASS              4,647         11,368       $             $
SHARES SOLD                                                  128,397       260,181

REINVESTMENT OF DISTRIBUTIONS    1,179         515           30,191        11,887

SHARES REDEEMED                  (5,719)       (9,691)       (154,743)     (235,357)

NET INCREASE (DECREASE)          107           2,192        $ 3,845       $ 36,711


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $
                        11,000

CLASS T                 181,000

CLASS B                 78,000

CLASS C                 16,000

INSTITUTIONAL CLASS     44,000

                      $ 330,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series III and the Shareholders of Fidelity Advisor Equity Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Equity Income Fund (a fund of Fidelity Advisor Series
III) at November 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Equity Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 1999

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

CLASS A
PAY DATE         12/22/97 1/5/98 12/21/98 1/11/99
RECORD DATE      12/19/97 1/2/98 12/18/98 1/8/99
DIVIDENDS        $0.06    -      $0.06    -
SHORT-TERM
CAPITAL GAINS    $0.44    $0.02  -        $.03
LONG-TERM
CAPITAL GAINS    $1.10    $0.16  $1.10    $.16
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate        42.65%   -      -        -
 20% rate        57.35%   100%   100%     100%


CLASS T
PAY DATE         12/22/97 1/5/98 12/21/98 1/11/99
RECORD DATE      12/19/97 1/2/98 12/18/98 1/8/99
DIVIDENDS        $0.05    -      $0.05    -
SHORT-TERM
CAPITAL GAINS    $0.44    $0.02  -        $.03
LONG-TERM
CAPITAL GAINS    $1.10    $0.16  $1.10    $.16
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate        42.65%   -      -        -
 20% rate        57.35%   100%   100%     100%

CLASS B
PAY DATE         12/22/97 1/5/98 12/21/98 1/11/99
RECORD DATE      12/19/97 1/2/98 12/18/98 1/8/99
DIVIDENDS        $0.02    -      $0.01    -
SHORT-TERM
CAPITAL GAINS    $0.44    $0.02  -        $.03
LONG-TERM
CAPITAL GAINS    $1.10    $0.16  $1.10    $.16
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate        42.65%   -      -        -
 20% rate        57.35%   100%   100%     100%

CLASS C
PAY DATE         12/22/97 1/5/98 12/21/98 1/11/99
RECORD DATE      12/19/97 1/2/98 12/18/98 1/8/99
DIVIDENDS        $0.05    -      $0.01    -
SHORT-TERM
CAPITAL GAINS    $0.44    $0.02  -        $.03
LONG-TERM
CAPITAL GAINS    $1.10    $0.16  $1.10    $.16
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate        42.65%   -      -        -
 20% rate        57.35%   100%   100%     100%

A total of 1.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 49.67%, 67.72%, 80.81% and 22.16% of dividends distributed by Class A, Class T, Class B and Class C, respectively, during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of these percentages for use in preparing 1998 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on November 18, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To approve an amended management contract for the fund.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,637,972,757.80   84.056

AGAINST        67,740,780.72      3.476

ABSTAIN        242,951,802.17     12.468

TOTAL          1,948,665,340.69   100.000

PROPOSAL 2
To approve a new sub-advisory agreement with FMR Far East for the fund.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,624,449,378.01   83.362

AGAINST        69,491,766.35      3.566

ABSTAIN        254,724,196.33     13.072

TOTAL          1,948,665,340.69   100.000

PROPOSAL 3
To approve a new sub-advisory agreement with FMR U.K. for the fund.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,642,160,810.16   84.271

AGAINST        55,201,925.57      2.833

ABSTAIN        251,302,604.96     12.896

TOTAL          1,948,665,340.69   100.000

PROPOSAL 4
To amend the Class T distribution and service plan of the fund.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    932,547,262.31     78.755

AGAINST        97,434,254.70      8.229

ABSTAIN        154,128,028.19     13.016

TOTAL          1,184,109,545.20   100.000

PROPOSAL 5
To amend the Class B distribution and service plan of the fund.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    285,976,785.71   73.299

AGAINST        17,505,771.99    4.487

ABSTAIN        86,668,806.29    22.214

TOTAL          390,151,363.99   100.00

PROPOSAL 6
To approve an agreement and plan providing for the reorganization of the fund from a separate series of one Massachusetts Business Trust to another.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,638,349,105.61   84.075

AGAINST        57,305,481.73      2.941

ABSTAIN        253,010,753.35     12.984

TOTAL          1,948,665,340.69   100.000

PROPOSAL 7
To adopt a new fundamental investment policy for the fund permitting the fund to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,601,596,057.33   82.189

AGAINST        93,978,071.55      4.823

ABSTAIN        253,091,211.81     12.988

TOTAL          1,948,665,340.69   100.000

PROPOSAL 8
To amend the fund's fundamental investment limitation concerning diversification.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,598,459,179.90   82.028

AGAINST        95,985,925.94      4.926

ABSTAIN        254,220,234.85     13.046

TOTAL          1,948,665,340.69   100.000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
C. Robert Chow, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES

EPI-ANN-0199  69322
1.539449.101

ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)


FIDELITY ADVISOR
EQUITY INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
NOVEMBER 30, 1998

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE     3   Ned Johnson on investing strategies.

PERFORMANCE             4   How the fund has done over time.

FUND TALK               6   The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES      9   A summary of major shifts in the fund's
                            investments over the past six months.

INVESTMENTS             10  A complete list of the fund's investments
                            with their market values.

FINANCIAL STATEMENTS    19  Statements of assets and liabilities,
                            operations, and changes in net assets,
                            as well as financial highlights.

NOTES                   28  Notes to the financial statements.

REPORT OF INDEPENDENT   37  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS           38

PROXY VOTING RESULTS    39


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company. This report is printed on recycled paper using soy-based inks.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The month of November proved to be a strong one for the stock and bond markets. The Dow Jones Industrial Average reached a record high. Merger activity, which had lulled during the summer correction, has increased significantly. Small-cap stocks posted their third consecutive month of positive returns, as did emerging markets. While bond returns generally were not at the levels of their equity counterparts, they were mostly positive nonetheless.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR EQUITY INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998            PAST 1  PAST 5   PAST 10
                                           YEAR    YEARS    YEARS

FIDELITY ADV EQUITY INCOME - INST CL       14.23%  140.32%  325.10%

S&P 500(registered trademark)              23.66%  181.25%  457.74%

Equity Income Funds Average                10.66%  114.51%  285.26%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 219 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998       PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV EQUITY INCOME - INST CL  14.23%  19.17%  15.57%

S&P 500                               23.66%  22.98%  18.75%

Equity Income Funds Average           10.66%  16.40%  14.34%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Equity Income -CL I      S&P 500
             00080                       SP001
  1988/11/30      10000.00                    10000.00
  1988/12/31      10072.56                    10175.00
  1989/01/31      10718.01                    10919.81
  1989/02/28      10626.63                    10647.91
  1989/03/31      10837.88                    10896.00
  1989/04/30      11234.84                    11461.51
  1989/05/31      11503.66                    11925.70
  1989/06/30      11550.20                    11857.72
  1989/07/31      12279.68                    12928.47
  1989/08/31      12439.40                    13181.87
  1989/09/30      12278.95                    13127.82
  1989/10/31      11605.75                    12823.26
  1989/11/30      11758.20                    13084.85
  1989/12/31      11929.42                    13398.89
  1990/01/31      11175.07                    12499.82
  1990/02/28      11195.03                    12661.07
  1990/03/31      11195.03                    12996.59
  1990/04/30      10761.74                    12671.68
  1990/05/31      11470.41                    13907.16
  1990/06/30      11419.57                    13812.60
  1990/07/31      11235.55                    13768.40
  1990/08/31      10382.34                    12523.73
  1990/09/30       9597.21                    11913.83
  1990/10/31       9379.09                    11862.60
  1990/11/30      10005.76                    12628.92
  1990/12/31      10226.04                    12981.27
  1991/01/31      10746.37                    13547.25
  1991/02/28      11514.73                    14515.88
  1991/03/31      11698.49                    14867.16
  1991/04/30      11698.22                    14902.84
  1991/05/31      12338.87                    15546.65
  1991/06/30      11772.54                    14834.61
  1991/07/31      12416.81                    15525.90
  1991/08/31      12679.79                    15893.87
  1991/09/30      12614.10                    15628.44
  1991/10/31      12824.27                    15837.86
  1991/11/30      12304.22                    15199.60
  1991/12/31      13274.40                    16938.43
  1992/01/31      13408.03                    16623.37
  1992/02/29      13822.28                    16839.48
  1992/03/31      13597.71                    16511.11
  1992/04/30      14082.36                    16996.54
  1992/05/31      14206.67                    17079.82
  1992/06/30      14048.50                    16825.33
  1992/07/31      14413.39                    17513.49
  1992/08/31      14071.21                    17154.46
  1992/09/30      14186.10                    17356.88
  1992/10/31      14358.65                    17417.63
  1992/11/30      14876.66                    18011.57
  1992/12/31      15258.24                    18233.11
  1993/01/31      15721.78                    18386.27
  1993/02/28      16128.73                    18636.33
  1993/03/31      16664.18                    19029.55
  1993/04/30      16605.89                    18569.04
  1993/05/31      16875.27                    19066.69
  1993/06/30      17051.83                    19121.98
  1993/07/31      17287.61                    19045.49
  1993/08/31      17913.81                    19767.32
  1993/09/30      17807.18                    19615.11
  1993/10/31      18020.44                    20021.14
  1993/11/30      17688.70                    19830.94
  1993/12/31      18127.07                    20070.89
  1994/01/31      18980.11                    20753.30
  1994/02/28      18506.20                    20190.89
  1994/03/31      17717.51                    19310.57
  1994/04/30      18337.92                    19557.74
  1994/05/31      18481.09                    19878.49
  1994/06/30      18371.10                    19391.47
  1994/07/31      19007.90                    20027.51
  1994/08/31      20017.17                    20848.63
  1994/09/30      19691.23                    20337.84
  1994/10/31      20078.05                    20795.44
  1994/11/30      19425.30                    20038.07
  1994/12/31      19486.04                    20335.24
  1995/01/31      19795.73                    20862.53
  1995/02/28      20501.84                    21675.54
  1995/03/31      21185.29                    22315.19
  1995/04/30      21759.55                    22972.37
  1995/05/31      22383.75                    23890.58
  1995/06/30      22696.61                    24445.56
  1995/07/31      23537.69                    25256.17
  1995/08/31      23826.42                    25319.56
  1995/09/30      24579.22                    26388.05
  1995/10/31      24314.39                    26293.84
  1995/11/30      25335.89                    27448.14
  1995/12/31      26012.71                    27976.80
  1996/01/31      26792.12                    28929.13
  1996/02/29      26909.00                    29197.30
  1996/03/31      27117.42                    29478.47
  1996/04/30      27313.17                    29912.98
  1996/05/31      27535.02                    30684.44
  1996/06/30      27391.81                    30801.34
  1996/07/31      26369.53                    29440.54
  1996/08/31      26893.77                    30061.44
  1996/09/30      27863.94                    31753.30
  1996/10/31      28443.34                    32629.06
  1996/11/30      30286.89                    35095.49
  1996/12/31      29981.94                    34400.24
  1997/01/31      31014.39                    36549.57
  1997/02/28      31258.92                    36836.12
  1997/03/31      30043.85                    35322.52
  1997/04/30      31326.37                    37431.28
  1997/05/31      33154.65                    39710.10
  1997/06/30      34804.66                    41489.11
  1997/07/31      37324.95                    44790.40
  1997/08/31      35859.34                    42281.24
  1997/09/30      37763.66                    44596.98
  1997/10/31      36127.74                    43107.44
  1997/11/30      37213.77                    45102.89
  1997/12/31      37968.82                    45877.30
  1998/01/31      37894.85                    46384.71
  1998/02/28      40591.10                    49729.97
  1998/03/31      42449.49                    52276.64
  1998/04/30      42656.35                    52802.54
  1998/05/31      42286.96                    51894.87
  1998/06/30      42806.49                    54002.84
  1998/07/31      42169.14                    53427.71
  1998/08/31      35854.88                    45703.13
  1998/09/30      37602.97                    48630.87
  1998/10/31      40695.66                    52586.51
  1998/11/30      42509.64                    55773.78
IMATRL PRASUN   SHR__CHT 19981130 19981223 143536 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Institutional Class on November 30, 1988. As the chart shows, by November 30, 1998, the value of the investment would have grown to $42,510 - a 325.10% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,774 - a 457.74% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
When the final bell of the U.S. stock
market sounded on Monday,
November 23, 1998, the Dow
Jones Industrial Average stood at a
record high of 9374.27, serving
notice that the bleak economic
outlook from just a few short
months earlier would not keep
positive investor sentiment down.
For the 12-month period ended
November 30, 1998, the Dow -
an index of 30 blue-chip stocks -
returned 18.56%. What caused the
turnaround from the doldrums of
equity performance during the
summer and early fall? A variety of
factors: The economic problems in
Russia, Brazil and other emerging
markets began to dissipate; Asian
markets began to rebound; and,
perhaps most importantly, three
interest-rate cuts late in the period
by the Federal Reserve Board
helped stem the tide of a slowing
U.S. economy. All these factors
culminated in the Dow reaching its
record high late in November, a
peak that outpaced the previous
record set in July by nearly 40 points.
Small-cap stock performance was
still a far cry behind their large-cap
brethren. For the period, the Russell
2000 Index - a popular measure
of small-cap stock performance -
returned -6.62%, significantly
trailing the large-cap weighted
Standard & Poor's 500 Index's
return of 23.66%. Despite the late
rally in the equity market, this kind
of volatility has characterized the
entire year, and when it will level
off is impossible to predict.

An interview with Bob Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. HOW DID THE FUND PERFORM, BOB?
A. For the 12 months that ended November 30, 1998, the fund's Institutional Class shares returned 14.23%. During the same period, the Standard & Poor's 500 Index returned 23.66%, while the equity income funds average returned 10.66%, according to Lipper Analytical Services.
Q. WHAT CAUSED THE FUND TO TRAIL THE INDEX YET BEAT THE LIPPER
AVERAGE?
A. The overall story was the same as we've seen the past few periods regarding the performance of the S&P 500 index. The market continues to favor the big growth stocks in the technology and pharmaceutical sectors. Given the fund's objective to achieve a high dividend yield and my conservative investment style, growth stocks are not the primary focus for the fund. In my search for undervalued stocks, I found the best deals in the financial, energy and utilities industries. While these sectors underperformed the S&P 500 index, they were top sectors for the fund and represented about 38% of the fund's investments at the end of the period. With regard to the equity income fund average, it is always difficult to know where my competitors are investing. However, many equity income funds tend to have a higher fixed-income exposure than Fidelity Advisor Equity Income Fund, which hurt their performance.
Q. THE FUND'S SECTOR WEIGHTINGS REMAINED RELATIVELY STABLE OVER THE PAST SIX MONTHS. WHY DID YOU MAINTAIN THESE ALLOCATIONS?
A. The fund's sector weightings will not change very much over time unless there is a serious valuation shift, where one sector becomes much cheaper than others. While this has started to happen in certain sectors during the recent stock rally, I am comfortable with the fund's current allocation. In addition, the turnover - or the amount of trading in the fund - tends to be on the moderate side, which also minimizes fluctuations in the sector weightings.
Q. WHAT STOCKS PERFORMED WELL FOR THE FUND?
A. Fleet Financial performed very well at the end of the period. It was an example of a financial stock that was hammered along with the rest of its sector when concerns were heightened regarding exposure to emerging markets and troubled hedge funds. However, the stock rallied significantly toward the end of the period as investors realized Fleet's fundamental business outlook was solid. U.S. WEST also was a good contributor during the period. Of all the regional Bell operating companies, U.S. WEST was the least loved, primarily because the western and mid-western region it serves is not seen as a high growth area. The company's stock price, however, was well below comparable telecommunications companies and the stock rallied as a result.
Q. WHICH STOCKS HURT PERFORMANCE?
A. PMI Group was the worst detractor from performance. The company is a mortgage insurance provider that looked undervalued relative to its competitors, and the stock ended up as one of the fund's top holdings. Unfortunately, Freddie Mac, a large mortgage underwriter, announced that it was looking to move into the mortgage insurance area. After this news, PMI Group's stock took a nose dive. The fund's position in Citigroup also hurt performance. This company was an example of another financial stock that suffered after negative news regarding its exposure to emerging markets and a troubled hedge fund. However, I still had confidence in the company's ability to penetrate new markets and grow revenues, and the stock was still a top holding at period's end.
Q. WHAT'S YOUR OUTLOOK, BOB?
A. Looking at the big picture, my outlook is positive. With interest rates declining worldwide and central banks working in unison to reduce the impact of the Asian crisis, global stock markets have more reason to react positively. In the U.S., we have a demographic phenomenon where baby boomers are saving record amounts of money for retirement, providing a solid backdrop for growth in stocks. I don't see this trend reversing until the baby boomers start to retire and begin to take money out of the market. On a short-term basis, I'm somewhat concerned with the amount of speculative buying and rampant optimism we've seen in the market. Normally, this spells trouble for stocks on a short-term basis.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BOB CHOW ON REDUCING THE
TOTAL NUMBER OF HOLDINGS IN
THE FUND:
"When I became portfolio manager
in 1996, there were well over 200
holdings in the fund. Since then,
I've always felt the ideal number
should be closer to125. From my
perspective, this is a more
manageable number of companies
to follow and it allows me to keep a
closer eye on each holding. The
problem is, in order to get down to
that number you have to increase
the average size of each stock in
the portfolio. With stock prices
high during much of this time
period, I had to pick my
opportunities carefully, taking
advantage of strength in the
market to sell certain holdings
and weakness to increase
investments.
"Good examples of this strategy are
recent purchases of Pepsi,
Kimberly-Clark and Bowater. Six
months ago, none of these stocks
was in the portfolio and now they
represent approximately 5% of the
fund's investments. As prices
dropped down to reasonable levels
for these stocks, I was able to
acquire top-quality companies that
met the fund's value criteria. As a
result, over time I've been able to
position the fund with strong
companies at reasonable prices.
Another factor that helped reduce
the total holdings was the high
number of mergers and
acquisitions among the fund's
positions."

FUND FACTS
GOAL: seeks to maintain a
yield that exceeds the
composite dividend yield of
the S&P 500; also considers
the potential for achieving
capital appreciation
START DATE: April 25, 1983
SIZE: as of November 30,
1998, more than $4.1 billion
MANAGER: Robert Chow, since
1996; joined Fidelity in 1989
(checkmark)


INVESTMENT CHANGES



TOP TEN STOCKS AS OF NOVEMBER 30, 1998

                                        % OF FUND'S   % OF FUND'S INVESTMENTS
                                        INVESTMENTS   IN THESE STOCKS
                                                      6 MONTHS AGO

Fleet Financial Group, Inc.              3.3           2.3

General Electric Co.                     2.6           1.3

International Business Machines Corp.    2.5           1.8

Philip Morris Companies, Inc.            2.3           1.7

Citigroup, Inc.                          2.1           3.1

PMI Group, Inc.                          2.0           2.8

AT&T Corp.                               2.0           1.0

British Petroleum Co. PLC ADR            1.9           1.8

U.S. WEST, Inc.                          1.8           1.7

Bristol-Myers Squibb Co.                 1.8           1.1


TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1998

                                                 % OF FUND'S   % OF FUND'S INVESTMENTS
                                                 INVESTMENTS   IN THESE MARKET SECTORS
                                                               6 MONTHS AGO

FINANCE                                           18.5          19.4

ENERGY                                            10.1          8.5

UTILITIES                                         9.0           6.1

TECHNOLOGY                                        8.5           8.8

BASIC INDUSTRIES                                  7.7           6.2


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF NOVEMBER 30, 1998 * AS OF MAY 31, 1998 **
ROW: 1, COL: 1, VALUE: 5.9
ROW: 1, COL: 2, VALUE: 94.09999999999999
STOCKS 95.7%
SHORT-TERM
INVESTMENTS 4.3%
FOREIGN
INVESTMENTS 8.0%
STOCKS 94.1%

SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 6.0%
ROW: 1, COL: 1, VALUE: 4.3
ROW: 1, COL: 2, VALUE: 95.7
*
**


INVESTMENTS NOVEMBER 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 94.1%

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

AEROSPACE & DEFENSE - 2.6%

AEROSPACE & DEFENSE - 1.6%

AlliedSignal, Inc.                            280,000                $ 12,320

GenCorp, Inc.                                 800,000                 19,700

Lockheed Martin Corp.                         160,000                 16,600

United Technologies Corp.                     180,000                 19,294

                                                                      67,914

DEFENSE ELECTRONICS - 1.0%

Litton Industries, Inc. (a)                   540,000                 33,041

Raytheon Co. Class B                          130,000                 7,199

                                                                      40,240

TOTAL AEROSPACE & DEFENSE                                             108,154

BASIC INDUSTRIES - 7.7%

CHEMICALS & PLASTICS - 1.6%

BASF AG                                       400,000                 15,124

Cytec Industries, Inc. (a)                    400,000                 9,025

du Pont (E.I.) de Nemours & Co.               220,000                 12,925

Ferro Corp.                                   650,000                 18,159

Monsanto Co.                                  40,000                  1,813

W.R. Grace & Co.                              400,000                 6,600

                                                                      63,646

IRON & STEEL - 0.4%

Nucor Corp.                                   370,000                 15,540

METALS & MINING - 1.1%

Aluminum Co. of America                       600,000                 44,475

PAPER & FOREST PRODUCTS - 4.6%

Bowater, Inc.                                 1,700,000               67,150

Chesapeake Corp.                              750,000                 26,016

Georgia-Pacific Corp.                         320,000                 18,160

Kimberly-Clark Corp.                          1,200,000               63,150

Pentair, Inc.                                 400,000                 15,075

                                                                      189,551

TOTAL BASIC INDUSTRIES                                                313,212

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

CONSTRUCTION & REAL ESTATE - 2.3%

BUILDING MATERIALS - 1.6%

American Standard Companies, Inc. (a)         280,000                $ 9,590

CalMat Co.                                    220,000                 6,765

Masco Corp.                                   400,000                 11,550

Sherwin-Williams Co.                          200,000                 5,675

USG Corp.                                     580,000                 28,674

York International Corp.                      140,000                 5,880

                                                                      68,134

CONSTRUCTION - 0.4%

Centex Corp.                                  220,000                 7,851

Lennar Corp.                                  350,000                 7,788

                                                                      15,639

REAL ESTATE INVESTMENT TRUSTS - 0.3%

Duke Realty Investments, Inc.                 223,672                 5,075

Public Storage, Inc.                          240,000                 6,375

                                                                      11,450

TOTAL CONSTRUCTION & REAL ESTATE                                      95,223

DURABLES - 6.0%

AUTOS, TIRES, & ACCESSORIES - 3.4%

DaimlerChrysler AG                            140,000                 12,836

Ford Motor Co.                                750,000                 41,438

ITT Industries, Inc.                          450,000                 16,200

Snap-On, Inc.                                 191,600                 6,514

TRW, Inc.                                     1,100,000               60,569

                                                                      137,557

CONSUMER DURABLES - 0.4%

Minnesota Mining & Manufacturing Co.          230,000                 18,472

CONSUMER ELECTRONICS - 0.8%

Black & Decker Corp.                          150,000                 8,128

Electrolux AB                                 800,000                 12,178

Maytag Corp.                                  240,000                 12,990

                                                                      33,296

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

DURABLES - CONTINUED

HOME FURNISHINGS - 0.8%

Leggett & Platt, Inc.                         1,038,100              $ 23,552

Miller (Herman), Inc.                         500,000                 10,625

                                                                      34,177

TEXTILES & APPAREL - 0.6%

Dexter Corp.                                  600,000                 19,238

NIKE, Inc. Class B                            120,000                 4,800

                                                                      24,038

TOTAL DURABLES                                                        247,540

ENERGY - 10.1%

ENERGY SERVICES - 0.7%

Halliburton Co.                               200,000                 5,875

Helmerich & Payne, Inc.                       240,000                 4,140

Schlumberger Ltd.                             440,000                 19,663

                                                                      29,678

OIL & GAS - 9.4%

Amerada Hess Corp.                            500,000                 27,750

Apache Corp.                                  650,000                 14,950

British Petroleum Co. PLC ADR                 847,253                 78,053

Burlington Resources, Inc.                    300,000                 10,688

Chevron Corp.                                 630,000                 52,684

Elf Aquitaine                                 350,000                 43,575

Exxon Corp.                                   400,000                 30,025

Texaco, Inc.                                  920,000                 52,958

Tosco Corp.                                   400,000                 10,450

Total SA sponsored ADR                        500,000                 30,563

USX-Marathon Group                            1,100,000               31,213

                                                                      382,909

TOTAL ENERGY                                                          412,587

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

FINANCE - 18.5%

BANKS - 3.2%

Bank of New York Co., Inc.                    2,040,000              $ 69,870

Comerica, Inc.                                500,000                 32,250

Wells Fargo & Co.                             800,000                 28,800

                                                                      130,920

CREDIT & OTHER FINANCE - 7.1%

American Express Co.                          500,000                 50,031

Citigroup, Inc.                               1,700,000               85,319

Fleet Financial Group, Inc.                   3,200,000               133,383

Household International, Inc.                 514,300                 20,122

                                                                      288,855

FEDERAL SPONSORED CREDIT - 2.3%

Fannie Mae                                    760,000                 55,290

Freddie Mac                                   650,000                 39,325

                                                                      94,615

INSURANCE - 5.1%

Allstate Corp.                                620,000                 25,265

American International Group, Inc.            200,000                 18,800

Chubb Corp. (The)                             200,000                 14,013

General Re Corp.                              50,000                  11,675

Hartford Financial Services Group, Inc.       600,000                 33,113

Loews Corp.                                   90,000                  9,000

PMI Group, Inc.                               1,490,000               81,484

PXRE Corp.                                    660,000                 14,644

                                                                      207,994

SECURITIES INDUSTRY - 0.8%

Lehman Brothers Holdings, Inc.                700,000                 34,956

TOTAL FINANCE                                                         757,340

HEALTH - 6.2%

DRUGS & PHARMACEUTICALS - 4.4%

American Home Products Corp.                  850,000                 45,263

Bristol-Myers Squibb Co.                      600,000                 73,538

Merck & Co., Inc.                             400,000                 61,950

                                                                      180,751

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES - 1.8%

Allegiance Corp.                              380,000                $ 15,319

Johnson & Johnson                             700,000                 56,875

                                                                      72,194

TOTAL HEALTH                                                          252,945

HOLDING COMPANIES - 0.3%

PartnerRe Ltd.                                250,000                 11,063

INDUSTRIAL MACHINERY & EQUIPMENT - 6.3%

ELECTRICAL EQUIPMENT - 3.0%

Emerson Electric Co.                          230,000                 14,950

General Electric Co.                          1,200,000               108,600

                                                                      123,550

INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%

Applied Industrial Technologies, Inc.         328,900                 4,605

Caterpillar, Inc.                             420,000                 20,764

Ingersoll-Rand Co.                            200,000                 9,362

Tyco International Ltd.                       460,000                 30,274

UNOVA, Inc.                                   1,000,000               16,938

                                                                      81,943

POLLUTION CONTROL - 1.3%

Browning-Ferris Industries, Inc.              850,000                 25,075

Waste Management, Inc.                        600,000                 25,725

                                                                      50,800

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                256,293

MEDIA & LEISURE - 0.1%

PUBLISHING - 0.1%

Knight-Ridder, Inc.                           120,000                 6,173

NONDURABLES - 7.4%

BEVERAGES - 2.8%

Anheuser-Busch Companies, Inc.                580,000                 35,163

PepsiCo, Inc.                                 1,600,000               61,900

Whitman Corp.                                 700,000                 15,838

                                                                      112,901

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

NONDURABLES - CONTINUED

FOODS - 0.8%

Heinz (H.J.) Co.                              290,000                $ 16,911

Lance, Inc.                                   700,000                 13,781

                                                                      30,692

HOUSEHOLD PRODUCTS - 1.5%

Church & Dwight Co., Inc.                     780,000                 26,959

Procter & Gamble Co.                          150,000                 13,144

Unilever NV (NY shares)                       300,000                 23,194

                                                                      63,297

TOBACCO - 2.3%

Philip Morris Companies, Inc.                 1,700,000               95,094

TOTAL NONDURABLES                                                     301,984

RETAIL & WHOLESALE - 5.8%

APPAREL STORES - 0.2%

TJX Companies, Inc.                           360,000                 9,225

DRUG STORES - 0.9%

CVS Corp.                                     200,000                 9,875

Rite Aid Corp.                                570,000                 26,434

                                                                      36,309

GENERAL MERCHANDISE STORES - 3.8%

Consolidated Stores Corp. (a)                 800,000                 17,200

Federated Department Stores, Inc. (a)         1,600,000               66,700

Jo-Ann Stores, Inc. (a)                       470,000                 7,491

May Department Stores Co. (The)               680,000                 41,013

Wal-Mart Stores, Inc.                         300,000                 22,594

                                                                      154,998

GROCERY STORES - 0.4%

Safeway, Inc. (a)                             320,000                 16,900

RETAIL & WHOLESALE, MISCELLANEOUS - 0.5%

Home Depot, Inc.                              440,000                 21,890

TOTAL RETAIL & WHOLESALE                                              239,322

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

SERVICES - 1.9%

PRINTING - 1.0%

Donnelley (R.R.) & Sons Co.                   450,000                $ 19,097

Reynolds & Reynolds Co. Class A               1,100,000               23,238

                                                                      42,335

SERVICES - 0.9%

ACNielsen Corp. (a)                           1,000,000               27,563

Dun & Bradstreet Corp.                        320,000                 9,660

                                                                      37,223

TOTAL SERVICES                                                        79,558

TECHNOLOGY - 8.5%

COMPUTER SERVICES & SOFTWARE - 1.2%

CompUSA, Inc. (a)                             600,000                 8,888

Electronic Data Systems Corp.                 460,000                 17,940

Wang Laboratories, Inc. (a)                   880,000                 22,440

                                                                      49,268

COMPUTERS & OFFICE EQUIPMENT - 5.6%

Apple Computer, Inc. (a)                      240,000                 7,665

Compaq Computer Corp.                         440,000                 14,300

International Business Machines Corp.         630,000                 103,950

Pitney Bowes, Inc.                            1,200,000               67,200

Unisys Corp. (a)                              1,300,000               37,050

                                                                      230,165

ELECTRONICS - 1.3%

AMP, Inc.                                     366,345                 17,722

Texas Instruments, Inc.                       460,000                 35,133

                                                                      52,855

PHOTOGRAPHIC EQUIPMENT - 0.4%

Eastman Kodak Co.                             200,000                 14,513

TOTAL TECHNOLOGY                                                      346,801

TRANSPORTATION - 1.4%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                                 120,000                 7,913

COMMON STOCKS - CONTINUED

                                             SHARES                  VALUE (NOTE 1)
                                                                     (000S)

TRANSPORTATION - CONTINUED

RAILROADS - 0.7%

Burlington Northern Santa Fe Corp.            720,000                $ 24,480

Wisconsin Central Transportation Corp. (a)    120,000                 2,175

                                                                      26,655

TRUCKING & FREIGHT - 0.5%

Arnold Industries, Inc.                       620,000                 8,835

Consolidated Freightways Corp. (a)            950,500                 11,941

                                                                      20,776

TOTAL TRANSPORTATION                                                  55,344

UTILITIES - 9.0%

ELECTRIC UTILITY - 0.6%

American Electric Power Co., Inc.             220,000                 10,203

Entergy Corp.                                 480,000                 14,070

                                                                      24,273

TELEPHONE SERVICES - 8.4%

AT&T Corp.                                    1,300,000               81,006

Bell Atlantic Corp.                           1,300,000               72,313

BellSouth Corp.                               550,000                 47,988

MCI WorldCom, Inc. (a)                        800,000                 47,200

Sprint Corp.:                                 240,000                 17,460
 (FON Group)

 (PCS Group)                                  120,000                 1,920

U.S. WEST, Inc.                               1,200,000               74,700

                                                                      342,587

TOTAL UTILITIES                                                       366,860

TOTAL COMMON STOCKS                                                   3,850,399
(Cost $2,877,254)


CONVERTIBLE PREFERRED STOCKS - 0.0%

                                                SHARES                VALUE (NOTE 1)
                                                                      (000S)

MEDIA & LEISURE - 0.0%

PUBLISHING - 0.0%

Taylor (J.N.) Holdings Ltd. 9.5% (a)            50,000                $ -
(Cost $235)

CASH EQUIVALENTS - 5.9%

Taxable Central Cash Fund (b)           240,547,241                     240,547
(Cost $240,547)

TOTAL INVESTMENT IN SECURITIES - 100%                                 $ 4,090,946
(Cost $3,118,036)

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.81%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION
At November 30, 1998, the aggregate cost of investment securities for income tax purposes was $3,119,706,000. Net unrealized appreciation aggregated $971,240,000 of which $1,059,096,000 related to appreciated investment securities and $87,856,000 related to depreciated investment securities.
The fund hereby designates approximately $195,013,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                        NOVEMBER 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $3,118,036) -                       $ 4,090,946
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                               16,398

RECEIVABLE FOR FUND SHARES SOLD                                               3,797

DIVIDENDS RECEIVABLE                                                          6,875

INTEREST RECEIVABLE                                                           899

OTHER RECEIVABLES                                                             70

 TOTAL ASSETS                                                                 4,118,985

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                                    $ 6,000

ACCRUED MANAGEMENT FEE                                               1,690

DISTRIBUTION FEES PAYABLE                                            1,848

OTHER PAYABLES AND ACCRUED EXPENSES                                  874

 TOTAL LIABILITIES                                                            10,412

NET ASSETS                                                                   $ 4,108,573

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 2,910,192

UNDISTRIBUTED NET INVESTMENT INCOME                                           4,229

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                         221,226
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     972,926
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                   $ 4,108,573



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                NOVEMBER 30, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                                     $28.15
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($65,436 (DIVIDED BY) 2,324.4 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $28.15)                    $29.87

CLASS T:                                                                  $28.35
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,635,406 (DIVIDED BY) 92,944 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $28.35)                    $29.38

CLASS B:                                                                  $28.20
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($877,573 (DIVIDED BY) 31,123 SHARES) A

CLASS C:                                                                  $28.23
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($37,014 (DIVIDED BY) 1,311 SHARES) A

INSTITUTIONAL CLASS:                                                      $28.59
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($493,144 (DIVIDED BY) 17,250 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1998

INVESTMENT INCOME                                                   $ 64,563
DIVIDENDS

INTEREST                                                             8,924

 TOTAL INCOME                                                        73,487

EXPENSES

MANAGEMENT FEE                                            $ 19,202

TRANSFER AGENT FEES                                        6,820

DISTRIBUTION FEES                                          20,749

ACCOUNTING FEES AND EXPENSES                               811

NON-INTERESTED TRUSTEES' COMPENSATION                      14

CUSTODIAN FEES AND EXPENSES                                84

REGISTRATION FEES                                          330

AUDIT                                                      74

LEGAL                                                      14

REPORTS TO SHAREHOLDERS                                    143

MISCELLANEOUS                                              10

 TOTAL EXPENSES BEFORE REDUCTIONS                          48,251

 EXPENSE REDUCTIONS                                        (580)     47,671

NET INVESTMENT INCOME                                                25,816

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     223,179

 FOREIGN CURRENCY TRANSACTIONS                             (43)      223,136

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     212,032

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              15        212,047

NET GAIN (LOSS)                                                      435,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 460,999
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED    YEAR ENDED
                                                         NOVEMBER 30,  NOVEMBER 30,
                                                         1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 25,816      $ 30,780
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 223,136       243,508

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     212,047       326,758

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          460,999       601,046
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (25,412)      (31,851)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (218,223)     (64,869)

 TOTAL DISTRIBUTIONS                                      (243,635)     (96,720)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              528,457       337,812

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 745,821       842,138

NET ASSETS

 BEGINNING OF PERIOD                                      3,362,752     2,520,614

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 4,108,573   $ 3,362,752
INCOME OF $4,229 AND $3,579, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                       YEARS ENDED NOVEMBER 30,

                                                       1998      1997      1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 26.69   $ 22.78   $ 20.38

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                                .24       .23       .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                3.19      4.61      2.44

 TOTAL FROM INVESTMENT OPERATIONS                       3.43      4.84      2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.25)     (.34)     (.10)

 FROM NET REALIZED GAIN                                 (1.72)    (.59)     -

 TOTAL DISTRIBUTIONS                                    (1.97)    (.93)     (.10)

NET ASSET VALUE, END OF PERIOD                         $ 28.15   $ 26.69   $ 22.78

TOTAL RETURN B, C                                       13.82%    22.05%    12.31%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 65,436  $ 25,659  $ 3,306

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.03%     1.26% G   1.46% A, D, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           1.02% H   1.25% H   1.44% A, H
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .89%      .93%      1.27% A

PORTFOLIO TURNOVER                                      59%       55%       78%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                                     YEARS ENDED NOVEMBER 30,

                                    1998         1997         1996         1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 26.85      $ 22.83      $ 19.95      $ 15.96    $ 14.86
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME               .19 C        .26 C        .30 C        .31        .28 C

 NET REALIZED AND UNREALIZED         3.22         4.62         3.35         4.26       1.03
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    3.41         4.88         3.65         4.57       1.31

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.19)        (.27)        (.31)        (.30)      (.21)

 FROM NET REALIZED GAIN              (1.72)       (.59)        (.46)        (.28)      -

 TOTAL DISTRIBUTIONS                 (1.91)       (.86)        (.77)        (.58)      (.21)

NET ASSET VALUE, END OF PERIOD      $ 28.35      $ 26.85      $ 22.83      $ 19.95    $ 15.96

TOTAL RETURN A, B                    13.63%       22.12%       18.89%       29.46%     8.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 2,635,406  $ 2,190,070  $ 1,672,994  $ 880,054  $ 179,501
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.21%        1.23%        1.27%        1.48%      1.67%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     1.20% D      1.21% D      1.26% D      1.47% D    1.64% D
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    .72%         1.05%        1.45%        1.78%      1.69%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                   59%          55%          78%          80%        140%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                                 YEARS ENDED NOVEMBER 30,

                                    1998       1997       1996       1995       1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 26.73    $ 22.73    $ 19.90    $ 15.94    $ 15.21
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME               .05 D      .13 D      .19 D      .26        .08 D

 NET REALIZED AND UNREALIZED         3.21       4.61       3.33       4.23       .72
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    3.26       4.74       3.52       4.49       .80

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.07)      (.15)      (.23)      (.25)      (.07)

 FROM NET REALIZED GAIN              (1.72)     (.59)      (.46)      (.28)      -

 TOTAL DISTRIBUTIONS                 (1.79)     (.74)      (.69)      (.53)      (.07)

NET ASSET VALUE, END OF PERIOD      $ 28.20    $ 26.73    $ 22.73    $ 19.90    $ 15.94

TOTAL RETURN B, C                    13.06%     21.52%     18.22%     28.95%     5.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 877,573  $ 682,308  $ 500,447  $ 270,101  $ 35,373
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.74%      1.74% F    1.81%      1.85%      2.24% A
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     1.72% G    1.73% G    1.79% G    1.84% G    2.18% A, G
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    .19%       .53%       .92%       1.41%      1.15% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                   59%        55%        78%        80%        140%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS C
                                                                     YEARS ENDED
                                                                     NOVEMBER 30,

                                                                   1998      1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 26.84   $ 26.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .02       .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            3.21      .17

 TOTAL FROM INVESTMENT OPERATIONS                                   3.23      .19

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                         (.12)     -

 FROM NET REALIZED GAIN                                             (1.72)    -

 TOTAL DISTRIBUTIONS                                                (1.84)    -

NET ASSET VALUE, END OF PERIOD                                     $ 28.23   $ 26.84

TOTAL RETURN B, C                                                   12.90%    .71%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 37,014  $ 684

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.84%     1.85% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.82% G   1.81% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                .07%      1.24% A

PORTFOLIO TURNOVER                                                  59%       55%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                YEARS ENDED NOVEMBER 30,

                                     1998      1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 27.07    $ 23.00    $ 20.09    $ 16.07    $ 14.93
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME               .34 B      .39 B      .42 B      .45        .41 B

 NET REALIZED AND UNREALIZED         3.24       4.68       3.37       4.28       1.05
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    3.58       5.07       3.79       4.73       1.46

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.34)      (.41)      (.42)      (.43)      (.32)

 FROM NET REALIZED GAIN              (1.72)     (.59)      (.46)      (.28)      -

 TOTAL DISTRIBUTIONS                 (2.06)     (1.00)     (.88)      (.71)      (.32)

NET ASSET VALUE, END OF PERIOD      $ 28.59    $ 27.07    $ 23.00    $ 20.09    $ 16.07

TOTAL RETURN A                       14.23%     22.87%     19.54%     30.43%     9.82%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 493,144  $ 464,031  $ 343,867  $ 297,453  $ 197,533
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         .68%       .69%       .71%       .74%       .73%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     .67% C     .67% C     .70% C     .73% C     .71% C
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    1.25%      1.60%      2.02%      2.52%      2.62%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                   59%        55%        78%        80%        140%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,395,680,000 and $2,153,562,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. As of November 18, 1998 shareholders approved an amended management fee contract with FMR. Effective December 1, 1998 FMR will receive a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates will range from .2500% to.5200%. The annual individual fund fee rate will be .20%. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO       RETAINED
          FDC           BY FDC

CLASS A   $             $
          119,000       -

CLASS T    12,462,000    185,000

CLASS B    7,988,000     5,996,000

CLASS C    180,000       179,000

          $ 20,749,000  $ 6,360,000

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $
                      18,000

CLASS T                394,000

CLASS B                271,000

CLASS C                19,000

INSTITUTIONAL CLASS    28,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:

           PAID TO      RETAINED
           FDC          BY FDC

CLASS A    $            $
           672,000      278,000

CLASS T     1,700,000    545,000

CLASS B     1,178,000    1,178,000 *

CLASS C     10,000       10,000 *

           $ 3,560,000  $ 2,011,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $            .23
                       111,000

CLASS T                 4,388,000   .18

CLASS B                 1,589,000   .20

CLASS C                 40,000      .22

INSTITUTIONAL CLASS     692,000     .14

                       $ 6,820,000

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC) maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $657,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $579,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            YEAR ENDED NOVEMBER 30,

                            1998                     1997

FROM NET INVESTMENT INCOME

CLASS A                     $                        $
                            412,000                  131,000

CLASS T                      17,008,000               20,835,000

CLASS B                      1,994,000                3,503,000

CLASS C                      38,000                   -

INSTITUTIONAL CLASS          5,960,000                7,382,000

TOTAL                       $ 25,412,000             $ 31,851,000

FROM NET REALIZED GAIN

CLASS A                     $                        $
                            1,745,000                98,000

CLASS T                      142,228,000              43,072,000

CLASS B                      44,523,000               13,038,000

CLASS C                      120,000                  -

INSTITUTIONAL CLASS          29,607,000               8,661,000

TOTAL                       $ 218,223,000            $ 64,869,000

TOTAL                       $ 243,635,000            $ 96,720,000

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                      DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,

                                1998          1997A         1998          1997A



CLASS A                          1,676         919          $             $
SHARES SOLD                                                 45,746        22,745

REINVESTMENT OF DISTRIBUTIONS    81            9             2,044         208

SHARES REDEEMED                  (394)         (112)         (10,576)      (2,828)

NET INCREASE (DECREASE)          1,363         816          $ 37,214      $ 20,125

CLASS T                          29,496        28,655       $             $
SHARES SOLD                                                 803,775       693,828

REINVESTMENT OF DISTRIBUTIONS    5,979         2,675         151,631       60,512

SHARES REDEEMED                  (24,087)      (23,070)      (653,931)     (558,854)

NET INCREASE (DECREASE)          11,388        8,260        $ 301,475     $ 195,486

CLASS B                          7,788         5,544        $             $
SHARES SOLD                                                 212,094       135,409

REINVESTMENT OF DISTRIBUTIONS    1,630         700           41,041        15,570

SHARES REDEEMED                  (3,817)       (2,738)       (102,483)     (66,167)

NET INCREASE (DECREASE)          5,601         3,506        $ 150,652     $ 84,812

CLASS C                          1,373         25           $             $
SHARES SOLD                                                 37,538        678

REINVESTMENT OF DISTRIBUTIONS    6             -             145           -

SHARES REDEEMED                  (93)          -             (2,412)       -

NET INCREASE (DECREASE)          1,286         25           $ 35,271      $ 678

INSTITUTIONAL CLASS              4,647         11,368       $             $
SHARES SOLD                                                 128,397       260,181

REINVESTMENT OF DISTRIBUTIONS    1,179         515           30,191        11,887

SHARES REDEEMED                  (5,719)       (9,691)       (154,743)     (235,357)

NET INCREASE (DECREASE)          107           2,192        $ 3,845       $ 36,711


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $
                      11,000

CLASS T                181,000

CLASS B                78,000

CLASS C                16,000

INSTITUTIONAL CLASS    44,000

                      $ 330,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series III and the Shareholders of Fidelity Advisor Equity Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Equity Income Fund (a fund of Fidelity Advisor Series
III) at November 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Equity Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 1999

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

INSTITUTIONAL CLASS
PAY DATE           12/22/97 1/5/98 12/21/98 1/11/99
RECORD DATE        12/19/97 1/2/98 12/18/98 1/8/99
DIVIDENDS          $0.09    -      $0.08    -
SHORT-TERM
CAPITAL GAINS      $0.44    $0.02  -        $.03
LONG-TERM
CAPITAL GAINS      $1.10    $0.16  $1.10    $.16
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate          42.65%   -      -        -
 20% rate          57.35%   100%   100%     100%

A total of 1.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 59.21% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of these percentages for use in preparing 1998 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on November 18, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To approve an amended management contract for the fund.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,637,972,757.80   84.056

AGAINST        67,740,780.72      3.476

ABSTAIN        242,951,802.17     12.468

TOTAL          1,948,665,340.69   100.000

PROPOSAL 2
To approve a new sub-advisory agreement with FMR Far East for the fund.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,624,449,378.01   83.362

AGAINST        69,491,766.35      3.566

ABSTAIN        254,724,196.33     13.072

TOTAL          1,948,665,340.69   100.000

PROPOSAL 3
To approve a new sub-advisory agreement with FMR U.K. for the fund.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,642,160,810.16   84.271

AGAINST        55,201,925.57      2.833

ABSTAIN        251,302,604.96     12.896

TOTAL          1,948,665,340.69   100.000

PROPOSAL 4
To approve an agreement and plan providing for the reorganization of the fund from a separate series of one Massachusetts Business Trust to another.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,638,349,105.61   84.075

AGAINST        57,305,481.73      2.941

ABSTAIN        253,010,753.35     12.984

TOTAL          1,948,665,340.69   100.000

PROPOSAL 5
To adopt a new fundamental investment policy for the fund permitting the fund to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,601,596,057.33   82.189

AGAINST        93,978,071.55      4.823

ABSTAIN        253,091,211.81     12.988

TOTAL          1,948,665,340.69   100.000

PROPOSAL 6
To amend the fund's fundamental investment limitation concerning diversification.
               # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,598,459,179.90   82.028

AGAINST        95,985,925.94      4.926

ABSTAIN        254,220,234.85     13.046

TOTAL          1,948,665,340.69   100.000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
C. Robert Chow, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES

EPII-ANN-0199  69326
1.539450.101

ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)